UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number  811-05620

     Virtus Total Return Fund Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

        Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Kathryn Santoro, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

         Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
May 31, 2026

Virtus Global Multi-Sector Income Fund
Virtus Stone Harbor Emerging Markets Income Fund
Virtus Total Return Fund Inc.
Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) adopted a Managed Distribution Plan (the “Plan”) that provides for the Fund to make a monthly distribution at the rate of $0.05 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
Whenever a monthly distribution includes a capital gain or return of capital component, the Fund provides you with a written notice issued pursuant to Section 19(a) of the Investment Company Act of 1940 indicating the sources of the distribution and the amount derived from each source.
The amounts and sources of distributions reported in the Fund’s notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the website at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/ZTR

MESSAGE TO SHAREHOLDERS

To Virtus Closed-End Fund Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended May 31, 2026.
Despite considerable economic, political, and geopolitical uncertainty, most markets shrugged off the noise to post positive returns for the six-month period. Investor expectations shifted to higher inflation and lower growth, but strong corporate earnings and a positive U.S. labor market bolstered investment performance. The Federal Reserve (“Fed”) cut rates only once during the period, by 0.25% at its December 2025 meeting. Kevin Warsh took office as chairman of the Federal Reserve System on May 22, 2026, and it remains to be seen how that will impact Fed policy.
Domestic equity indexes were up for the six months ended May 31, 2026, with U.S. large-capitalization stocks returning 11.34%, as measured by the S&P 500® Index, and small-capitalization stocks up 17.47%, as measured by the Russell 2000® Index. International equities also performed well despite the conflicts in the Middle East. Developed markets, as measured by the MSCI EAFE® Index (net), returned 12.65%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 29.37%.
In fixed income markets, the yield on the 10-year Treasury rose to 4.45% on May 31, 2026, from 4.02% on November 30, 2025. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 0.23% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, posted a return of 2.26%.
For the six-month period, the three sectors of emerging markets debt returned 3.32% for hard currency sovereign debt, as represented by the JPMorgan EMBI Global Diversified Index, 2.27% for hard currency corporate debt, as represented by the JPMorgan CEMBI Broad Diversified Index, and 2.83% for local currency sovereign debt, as represented by the JPMorgan GBI-EM Global Diversified Index. Hard currency is generally issued by developed countries, globally traded, and seen as politically and economically stable.
Please call our shareholder service team at 1-866-270-7788 if you need assistance or have any questions about your Fund. We are grateful for your business and committed to your long-term financial success.
Sincerely,

George R. Aylward
President and Chief Executive Officer, Virtus Closed-End Funds
July 2026

Please refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

Global Multi-Sector Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2026
About the Fund:
Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying extensive credit research to capitalize on opportunities across undervalued areas of the global bond markets. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage allows the Fund to borrow at short-term rates with the expectation to invest at higher yields on its investments. As of May 31, 2026, the Fund’s leverage consisted of approximately $39 million of borrowings made pursuant to margin financing, which represented approximately 30% of the Fund’s managed assets.
Manager Comments – Newfleet Asset Management (“Newfleet”)
Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary is provided by the portfolio team at Newfleet and covers the Fund’s portfolio for the six months ended May 31, 2026.
How did the markets perform during the six months ended May 31, 2026?
The trending significant shifts in macroeconomic, geopolitical, fundamental, and supply-demand dynamics that were seen during the latter quarters of 2025 continued through December 2025. Markets continued to rebound from post-“Liberation Day” lows as legal challenges, implementation delays, and immediate economic impacts remained muted. Financial markets remained confident about a solid economy, rangebound inflation, and early signs of easing geopolitical risks.
In the early months of 2026, the prevailing market narrative of above-trend economic growth, moderating inflation, and global central bank expectations was challenged. Geopolitical risks, uncertainty around private credit and artificial intelligence (“AI”), and volatility in energy markets drove shifting inflation expectations and weighed on risk sentiment. Private credit markets came under pressure due to their exposure to sectors vulnerable to AI-related disruption. The U.S. Supreme Court ruled that the International Emergency Economic Powers Act does not authorize the President to impose tariffs on imported goods, effectively striking down the sweeping tariffs President Trump imposed in a series of executive orders, only for the U.S. government to largely reinstate them under different laws. The conflict in Iran drove up energy prices, increasing inflation expectations and moderating growth forecasts, though regional differences became apparent. Financial markets were sensitive to shifts in news, with prices correcting to reflect the evolving economic landscape.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Global Multi-Sector Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Though U.S. economic data had yet to reflect the rapid rise in global energy prices, U.S. labor market indicators improved during the period. The Federal Reserve (“Fed”) held interest rates steady during the first five months of 2026 after cutting rates by 0.25% at both its October and December 2025 meetings. The Fed acknowledged the ongoing tension between its employment and inflation mandates and signaled that, with employment seeming stable, its policy focus had shifted back toward inflation. Global monetary policy remained desynchronized among the European Central Bank (“ECB”), Bank of England, and Bank of Japan, with the energy shock amplifying differences.
The conflict in Iran impacted performance during the period and overshadowed nearly everything else. Sectors such as emerging markets sovereign debt and high yield corporate bonds outperformed, with bank loans and asset-backed securities underperforming. The U.S. Treasury yield curve flattened, with the 2-year yield up by 0.51%, the 5-year yield up by 0.54%, the 10-year yield up by 0.42%, and the 30-year yield higher by 0.31%.
What factors affected the Fund’s performance during the six-month period?
For the six months ended May 31, 2026, the Fund’s net asset value (“NAV”) returned 3.45%, while its market price returned 1.38%. The Bloomberg Global Aggregate Bond Index, which serves as the Fund’s benchmark, returned 0.76%.
The Fund’s allocation to and issue selection within emerging markets sovereign debt, high yield corporate bonds, and investment grade corporate bonds all had a positive impact on performance for the six-month period.
The Fund’s underweight to U.S. Treasury securities also had a positive impact during the period.
The Fund’s allocation to and issue selection within bank loans, as well as its overweight to asset-backed securities, had a negative impact during the reporting period.
Level distribution practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to shareholders, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Global Multi-Sector Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Risk Considerations
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Management: The Fund is subject to management risk because it is an actively managed investment portfolio. Judgments by the Fund’s subadviser about the attractiveness and potential appreciation of an investment may prove to be inaccurate and may not produce the desired results.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Sanctions: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in a sanctioned country and throughout the world.  Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the Fund’s liquidity and performance.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Leveraged Loans: Leveraged loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Leveraged loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Leverage: When the Fund leverages it portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

STONE HARBOR EMERGING MARKETS INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2026
About the Fund:
Stone Harbor Emerging Markets Income Fund’s (NYSE: EDF) (the “Fund”) investment objective is to maximize total return, which consists of income on its investments and capital appreciation. The Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates with the expectation of investing at higher yields on its investments. During the period, the Fund utilized short-term reverse repurchase agreements through which it borrowed money by selling securities with the obligation to repurchase them at a later date at a fixed price. The Fund’s management team adjusted borrowing levels to reflect the team’s outlook on emerging markets risk, increasing borrowings when it felt opportunities had improved and reducing borrowings when, in the team’s judgment, macroeconomic risk had risen. At May 31, 2026, the Fund had borrowings of approximately $43 million, which represented about 21% of the Fund’s managed assets.
Manager Comments – Stone Harbor Investment Partners (“Stone Harbor”)
Stone Harbor is a global credit specialist with expertise in emerging and developed markets debt.  With three decades of informed experience allocating risk in complex areas of the fixed income markets, Stone Harbor manages global credit portfolios for institutional clients around the world. The following commentary is provided by the respective portfolio team at Stone Harbor and covers the Fund’s portfolio for the six months ended May 31, 2026.
How did the markets perform during the Fund’s six months ended May 31, 2026?
Emerging markets (“EM”) began the six-month period on a constructive footing, with strong inflows, compressed spreads (spread refers to the additional yield over the yield of a government bond), and robust primary issuance. This favorable backdrop gave way to heightened volatility, however, as global risks intensified. The escalation of the Iran conflict in late February alongside tariff-related policy uncertainty and a reversal in expectations for U.S. monetary easing drove a sharp rise in U.S. yields and a deterioration in risk sentiment. As indicators of the perceived increase in risk, Brent crude oil spiked above $116 per barrel and EM spreads widened.
Trade tensions between the U.S. and China further contributed to episodic volatility, while persistent inflation pressures kept the Federal Reserve (“Fed”) in a hawkish stance, limiting the scope for near-term rate cuts and tightening global financial conditions. Against this backdrop, EM hard currency debt posted modest but positive returns for the full six-month period. Hard currency is generally issued by developed countries, globally traded, and seen as politically and economically stable. Hard currency sovereign debt, as measured by the J.P. Morgan EMBI Global Diversified Index, returned 3.32% and hard currency corporate debt, as measured by the J.P. Morgan CEMBI Broad Diversified Index, returned 2.27% for the period.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

STONE HARBOR EMERGING MARKETS INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Developed market policy dynamics influenced sentiment during the period. Germany’s 2025 reform of fiscal rules and subsequent steps to increase defense and infrastructure spending provided a constructive signal for medium-term European growth. However, global trade uncertainty, including unresolved tariff frameworks, continued to weigh on the outlook. In the U.S., the balance of risks shifted, with sticky inflation and tighter financial conditions narrowing the path to an economic soft landing and anchoring Treasury yields at elevated levels, with the 10-year closing at 4.44% at the end of the period.
Local currency debt, as represented by the J.P. Morgan GBI-EM Global Diversified Index, returned 2.83%, driven largely by foreign exchange appreciation as currencies recovered from earlier dollar strength, while the yield on the index was 6.19%.
What factors affected the Fund’s performance during the six-month period?
The Fund’s total return on net asset value (“NAV”) for the six months ended May 31, 2026, was 10.70%, while its market price returned 17.89%. For the same period, the Fund’s composite benchmark, which is composed of the three sectors of EM debt, returned 2.82%. A key driver of the Fund’s performance was positive returns from country selection in hard currency sovereign debt.
At the country level, the largest contributors to performance were U.S. dollar-denominated sovereign debt in Argentina, Mexico, and Venezuela. U.S. dollar-denominated corporate debt in Colombia (Gran Tierra) and Brazil (McBrac) also enhanced performance. Other contributors to performance included local currency debt exposure in South Africa, Kazakhstan, and Brazil.
Among the top detractors from the Fund’s performance were issue selection in Peru and Egypt dollar-denominated sovereign bonds. U.S. dollar-denominated corporate debt in Trinidad (Consolidated Energy) detracted slightly from performance. Local currency debt exposures in Brazil and Mexico also detracted minimally from performance.
The Fund uses various derivative instruments to implement its strategies. These derivatives are utilized to manage the Fund’s credit risk, interest rate risk, and foreign exchange risk, and to efficiently gain certain investment exposures. These derivative positions may increase or decrease the Fund’s exposure to these risks. For the reporting period, the Fund’s derivatives positions neither contributed to nor detracted from Fund performance.
Level distribution practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to shareholders, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

STONE HARBOR EMERGING MARKETS INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

STONE HARBOR EMERGING MARKETS INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Risk Considerations
Non-Diversified: The Fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified portfolio.
Management: The Fund is subject to management risk because it is an actively managed investment portfolio.  Judgments by the Fund’s subadviser about the attractiveness and potential appreciation of an investment may prove to be inaccurate and may not produce the desired results.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Emerging Markets Investing: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.
Sanctions: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the Fund’s liquidity and performance.
Currency Rate: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s shares.
Sovereign Debt Obligations: Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.  The issuer or governmental authority that controls the repayment of an emerging country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk.  The issuer of a debt security may fail to make interest and/or principal payments.  Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

STONE HARBOR EMERGING MARKETS INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Derivatives: Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or attempt to increase returns.  Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.
Reverse Repurchase Agreements: Reverse repurchase agreements enable the Fund to obtain leverage by borrowing money through the sale of securities and agreeing to repurchase the securities at a later date at a fixed price. Reverse repurchase agreements subject the Fund to Leverage Risk and Counterparty Risk, and also to the risk that the market value of the securities that the Fund is obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Counterparty: There is risk that a party upon whom the Fund relies to complete a transaction will default.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses.  They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2026
About The Fund
Total Return Fund Inc. (NYSE: ZTR) (the “Fund”) has an investment objective of capital appreciation, with current income as a secondary objective. The Fund seeks to meet its objectives through a balance of equity and fixed income investments. There is no guarantee that the Fund will achieve its investment objectives.
The use of leverage currently enables the Fund to borrow at short-term rates with the expectation of investing at higher yields on its investments. As of May 31, 2026, the Fund’s leverage consisted of approximately $159 million of borrowings made pursuant to margin financing, which represented approximately 29% of the Fund’s total assets.
For the six months ended May 31, 2026, the Fund’s NAV returned 9.62%, including $0.30 in reinvested distributions, and its market price returned 5.35%.  For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) (representing equities) and 40% Bloomberg U.S. Aggregate Bond Index (representing fixed income) returned 4.81%.
Manager Comments – Duff & Phelps Investment Management Co. (“DPIM”)
The equity portion of the Fund is invested globally in owners/operators of infrastructure in the communications, utility, energy, and transportation industries (also referred to as “essential services”). DPIM manages the equity portion of the Fund’s portfolio, utilizing its global infrastructure strategy that leverages the company’s in-depth fundamental research expertise in income-producing securities. The following commentary is provided by the portfolio management team at DPIM and covers the Fund’s equity portion for the fiscal six months ended May 31, 2026.
How did the equity markets perform during the six months ended May 31, 2026?
Global developed market equities rose 11.38%, as measured by the MSCI World Index (net), for the six-month period. Economic growth remained resilient despite geopolitical tensions and inflation concerns, which prevented a recession and supported investors’ appetite for risk. Strong and broadly improving corporate earnings provided a fundamental underpinning for equity gains. The global artificial intelligence (“AI”) investment boom emerged as a major business driver, fueling capital spending across technology, infrastructure, and industrial sectors and boosting earnings expectations. The escalation of conflicts in the Middle East significantly impacted oil and natural gas supplies. Stocks and bonds initially sold off as investors focused on the risk of higher inflation and the uncertainties of the conflict. By April, investors began to price in a de-escalation of tensions in the Middle East as the U.S. and Iran appeared to make progress in negotiations.
The benchmark for the equity portion of the Fund, the FTSE Developed Core Infrastructure 50/50 Index (net), rose 7.80% for the period, trailing the broader market. Midstream energy was the best performing sector during the period, with conflict between the U.S./Israel and Iran causing higher oil and natural gas prices and raising the possibility of increased production needs outside of the Middle East.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Communications stocks moved higher, boosted by satellite stocks. The anticipated initial public offering of SpaceX generated investor excitement about the possibility of satellites gaining share of the telecom and data markets. Transportation stocks moved higher due to reports of solid volume growth. Utility stocks posted constructive earnings reports, but stock gains were held in check by investors pivoting away from defensive sectors.
What factors affected the performance of the Fund’s equity portfolio during the six-month period?
For the six months ended May 31, 2026, the equity portion of the Fund, including the impact of leverage employed by the Fund, returned 13.86% (gross of fees and expenses), while the FTSE Developed Core Infrastructure 50/50 Index (net), which serves as the equity portfolio’s benchmark, returned 7.80%.
Overall, stock selection positively impacted performance while sector allocation negatively impacted performance. Stock selection was additive in the transportation, utilities, and midstream sectors, but was partly offset by stock selection in the communications sector. Sector allocation in the utilities sector was additive but was more than offset by overweight positions in the communications and transportation sectors that detracted from performance.
At the security level, the largest relative contributors were GEK Terna, Targa Resources, and Keyera Corp.. Greek toll road operator GEK Terna reported strong results for the period. GEK Terna’s stock also captured broader interest when a respected Spanish brokerage firm initiated research coverage of the company. Targa, an integrated midstream energy company, reported strong earnings and guidance, reinforcing its growth leadership in the sector. Targa’s stock also benefited from renewed investor interest in liquids-focused names resulting from the Iran conflict. Keyera, a Canadian energy infrastructure company, benefited from its acquisition of the Canadian natural gas liquids business of U.S. firm Plains All American Pipeline L.P. This expanded Keyera’s footprint to include a national pipeline and storage network.
The largest detractors from performance in the equity portfolio were Canadian National Railway, Sempra, and Pennon Group PLC. The relative underweight of Canadian National detracted from performance. Railroad stocks posted positive performance for the period as management teams reported solid operating results and issued constructive earnings guidance for 2026. Utilities were the worst performing sector during the period, and Sempra, a utilities holding company, underperformed peers due to concerns that its California utility may face wildfire liabilities, as well as political pressure related to energy affordability. U.K. water utilities struggled during the period due to political and regulatory uncertainties in the country, and utility infrastructure company Pennon Group saw its stock underperform peers due to operational challenges within Pennon’s geographic territory.
Manager Comments - Newfleet Asset Management (“Newfleet”)
Newfleet manages the Fund’s fixed income portfolio, utilizing its multi-sector core plus strategy. The following commentary is provided by the portfolio management team at Newfleet, and it covers the Fund’s fixed income portfolio for the period ended May 31, 2026.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
How did the fixed income markets perform during the six months ended May 31, 2026?
The trending significant shifts in macroeconomic, geopolitical, fundamental, and supply-demand dynamics that were seen during the latter quarters of 2025 continued through December 2025. Markets continued to rebound from post-“Liberation Day” lows as legal challenges, implementation delays, and immediate economic impacts remained muted. Financial markets remained confident about a solid economy, rangebound inflation, and early signs of easing geopolitical risks.
In the early months of 2026, the prevailing market narrative of above-trend economic growth, moderating inflation, and global central bank expectations was challenged. Geopolitical risks, uncertainty around private credit and artificial intelligence (AI), and volatility in energy markets drove shifting inflation expectations and weighed on risk sentiment. Private credit markets came under pressure due to their exposure to sectors vulnerable to AI-related disruption. The U.S. Supreme Court ruled that the International Emergency Economic Powers Act does not authorize the President to impose tariffs on imported goods, effectively striking down the sweeping tariffs President Trump imposed in a series of executive orders, only for the U.S. government to largely reinstate them under different laws. The conflict in Iran drove up energy prices, increasing inflation expectations and moderating growth forecasts, though regional differences became apparent. Financial markets were sensitive to shifts in news, with prices correcting to reflect the evolving economic landscape.
Though U.S. economic data had yet to reflect the rapid rise in global energy prices, U.S. labor market indicators improved during the period. The Federal Reserve (“Fed”) held interest rates steady during the first five months of 2026 after cutting rates by 0.25% at both its October and December 2025 meetings. The Fed acknowledged the ongoing tension between its employment and inflation mandates and signaled that, with employment seeming stable, its policy focus had shifted back toward inflation. Global monetary policy remained desynchronized among the European Central Bank (ECB), Bank of England, and Bank of Japan, with the energy shock amplifying differences.
The conflict in Iran impacted performance during the period and overshadowed nearly everything else. Sectors such as emerging markets sovereign debt and high yield corporate bonds outperformed, with bank loans and asset-backed securities underperforming. The U.S. Treasury yield curve flattened, with the 2-year yield up by 0.51%, the 5-year yield up by 0.54%, the 10-year yield up by 0.42%, and the 30-year yield higher by 0.31%.
What factors affected the performance of the Fund’s fixed income portfolio during the six-month period?
For the six months ended May 31, 2026, the fixed income portion of the Fund, including the impact of leverage employed by the Fund, returned 3.43% (gross of fees and expenses), while the Bloomberg U.S. Aggregate Bond Index, which serves as the fixed income portfolio’s benchmark, returned 0.23%.
The portfolio’s allocations to and issue selection within emerging markets sovereign debt and high yield corporate bonds had a positive impact on performance for the six-month period. Issue selection within investment grade corporate bonds was also positive for the period as was the portfolio’s underweight to U.S. Treasury securities.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
The portfolio’s underweight to investment grade corporates, allocation to and selection within bank loans, and overweight to asset-backed securities all had a negative impact for the six months.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a monthly distribution at a rate of $0.05 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Management: The Fund is subject to management risk because it is an actively managed investment portfolio. Judgments by the Fund’s subadvisers about the attractiveness and potential appreciation of an investment may prove to be inaccurate and may not produce the desired results.
Infrastructure: A Fund that focuses its investments in infrastructure-related companies will be more sensitive to conditions affecting their business or operations such as local economic and political conditions, regulatory changes, and environmental issues.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, less publicly available information about the foreign investment, and political, regulatory, economic, and market risk.
Utilities Sector Concentration: The equity portfolio’s investments are concentrated in the utilities sector and may present more risks than if the equity portion of the Fund were broadly diversified.
Leveraged Loans: Leveraged loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Leveraged loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2026
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase the impact of volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

  PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2026
The following tables present the portfolio holdings within certain industries/sectors or countries as a percentage of total investments (excluding reverse repurchase agreements) at May 31, 2026.
Asset Allocation
Global Multi-Sector Income Fund
Foreign Government Securities		35%
Corporate Bonds and Notes		35
Financials	13%
Energy	6
Industrials	3
All other Corporate Bonds and Notes	13
Mortgage-Backed Securities		11
Asset-Backed Securities		8
Leveraged Loans		7
U.S. Government Securities		3
Convertible Bonds and Notes		1
Total		100%
Stone Harbor Emerging Markets Income Fund
Foreign Government Securities		66%
Corporate Bonds and Notes		32
Exploration & Production	18%
Financial & Lease	4
Electric	3
Refining	2
Metals, Mining & Steel	2
All other Corporate Bonds and Notes	3
Credit Linked Notes		1
Commercial Paper		1
Total		100%
Total Return Fund Inc.
Common Stocks		73%
Utilities	36%
Industrials	22
Energy	11
All Other Common Stocks	4
Corporate Bonds and Notes		10
Financials	4
Energy	2
Industrials	1
All Other Corporate Bonds and Notes	3
Mortgage-Backed Securities		6
Foreign Government Securities		4
Asset-Backed Securities		4
Leveraged Loans		2
U.S. Government Securities		1
Total		100%

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
Country Weightings

Global Multi-Sector Income Fund
United States	52%
Mexico	4
South Africa	2
Turkey	2
Argentina	2
Saudi Arabia	2
Brazil	2
Other	34
Total	100%
Stone Harbor Emerging Markets Income Fund
Argentina	19%
Mexico	19
Brazil	10
South Africa	5
Turkey	4
Angola	4
Ecuador	3
Other	36
Total	100%

Total Return Fund Inc.
United States	63%
Spain	8
Canada	7
United Kingdom	5
Switzerland	2
Australia	2
France	2
Other	11
Total	100%

KEY INVESTMENT TERMS (Unaudited)
May 31, 2026
Bloomberg Global Aggregate Bond Index
The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Designated Activity Company (“DAC”)
A new company type that was created as part of the New Companies Act 2014, which came into force on June 1st, 2015, in Ireland. This limited company type is applicable to those companies who wish to outline and define a specific type of business in their constitution, rather than have unlimited powers as per the LTD company type.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the Euro zone. The ECB was established as the core of the Eurosystem and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks of all 17 European Union Member States whether or not they have adopted the Euro.
European Union (“EU”)
The EU is a unique economic and political union of 28 European countries. The EU was created in the aftermath of the Second World War and has developed an internal single market through a standardized system of laws that apply to all member states. A monetary union was established in 1999 and is composed of the 19 member states which use the Euro currency.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.

KEY INVESTMENT TERMS (Unaudited) (Continued)
May 31, 2026
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Hard Currency
Hard currency refers to a currency that is generally issued by developed countries, globally traded, and seen as politically and economically stable. Generally, when a fund invests in hard currency sovereign debt, that debt is denominated in U.S. Dollars.
J.P. Morgan CEMBI Broad Diversified Index
The J.P. Morgan CEMBI Broad Diversified Index tracks total returns of U.S. dollar-denominated debt instruments issued by corporate entities in emerging market countries.  The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than $300 million, maturity greater than five years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East and Africa. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
J.P. Morgan EMBI Global Diversified Index
The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts outstanding. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
J.P. Morgan GBI-EM Global Diversified Index
The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Unaudited) (Continued)
May 31, 2026
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l.”)
A French term for a limited liability company.

KEY INVESTMENT TERMS (Unaudited) (Continued)
May 31, 2026
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.2%
U.S. Treasury Bonds
4.500%, 11/15/54(2)	$35	$32
4.625%, 2/15/55	880	830
4.750%, 5/15/55	1,345	1,294
U.S. Treasury Notes
3.875%, 7/31/30(2)	325	322
4.500%, 11/15/33	645	653
4.125%, 2/15/36	665	649
Total U.S. Government Securities (Identified Cost $3,792)		3,780

Foreign Government Securities—49.8%
Arab Republic of Egypt
144A 8.625%, 2/4/30(3)	709	758
144A 7.053%, 1/15/32(3)	65	65
144A 6.875%, 4/30/40(3)	106	98
144A 8.500%, 1/31/47(3)	651	619
144A 8.750%, 9/30/51(3)	59	57
Benin Government International Bond 144A 7.960%, 2/13/38(3)	150	158
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(4)(5)	590	333
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	1,330 BRL	243
Series F 10.000%, 1/1/31	3,070 BRL	532
Bulgaria Government International Bond RegS 5.000%, 3/5/37(5)	94	92
Costa Rica Government
144A 6.550%, 4/3/34(3)	190	202
144A 7.300%, 11/13/54(3)	85	95
	Par Value(1)	Value

Foreign Government Securities—continued
Czech Republic Government Bond 1.750%, 6/23/32	17,580 CZK	$727
Dominican Republic
144A 5.875%, 10/28/35(3)	$373	367
144A 6.600%, 6/1/36(3)	125	129
144A 6.950%, 3/15/37(3)	142	149
144A 6.850%, 1/27/45(3)	305	309
RegS 6.950%, 3/15/37(5)	679	713
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)(3)	318	320
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(3)(4)	79	83
Federative Republic of Brazil
6.000%, 10/20/33(2)	163	164
6.625%, 3/15/35	405	418
6.250%, 5/22/36(2)	197	195
7.250%, 1/12/56	516	516
Hungary Government International Bond
144A 6.250%, 9/22/32(2)(3)	294	312
144A 5.500%, 6/16/34(2)(3)	173	175
144A 6.000%, 9/26/35(2)(3)	112	116
144A 5.500%, 3/26/36(3)	1,011	1,013
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	241	237
Kingdom of Bahrain
144A 7.375%, 5/14/30(3)	316	326
144A 5.625%, 5/18/34(3)	171	158
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.625%, 10/6/37(3)	$276	$265
144A 7.100%, 2/3/38(3)	374	370
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)(3)	67	66
Lebanon Government International Bond
RegS 6.100%, 10/4/22(4)(5)	515	132
RegS 7.150%, 11/20/31(4)(5)	372	97
RegS 7.000%, 3/23/32(4)(5)	370	96
Malaysia Government Bond 2.632%, 4/15/31(2)	3,060 MYR	745
Mex Bonos Desarr
8.500%, 5/31/29	8,830 MXN	516
7.750%, 11/13/42	4,700 MXN	230
Oman Government International Bond
144A 6.250%, 1/25/31(3)	392	415
144A 6.500%, 3/8/47(3)	1,035	1,101
Republic of Angola
144A 9.244%, 1/15/31(3)	71	75
144A 8.750%, 4/14/32(3)	105	107
144A 9.875%, 3/31/37(3)	198	208
Republic of Argentina
0.750%, 7/9/30(6)	433	377
4.125%, 7/9/35(6)	1,096	844
3.500%, 7/9/41(6)	606	435
4.125%, 7/9/46(6)	1,066	784
Republic of Chile
3.500%, 1/31/34	37	34
4.950%, 1/5/36(2)	448	444
5.650%, 1/13/37(2)	160	166
3.100%, 5/7/41(2)	202	154
5.330%, 1/5/54(2)	505	482
Republic of Colombia
7.375%, 4/25/30	699	728
	Par Value(1)	Value

Foreign Government Securities—continued
6.125%, 1/21/31(2)	$133	$132
7.500%, 2/2/34	556	578
Republic of Ecuador
144A 9.250%, 1/29/39(3)	200	206
RegS 6.900%, 7/31/35(5)(6)	750	688
RegS 5.000%, 7/31/40(5)(6)	631	527
Republic of El Salvador
RegS 7.650%, 6/15/35(5)	133	136
RegS 7.625%, 2/1/41(5)	183	184
Republic of Gabon 144A 6.625%, 2/6/31(3)	364	320
Republic of Ghana
144A 0.000%, 7/3/26(3)(7)	3	3
144A 0.000%, 1/3/30(3)(7)	13	11
RegS 0.000%, 7/3/26(5)(7)	2	2
RegS 0.000%, 1/3/30(5)(7)	10	9
RegS 5.000%, 7/3/35(5)(6)	432	405
Republic of Guatemala RegS 6.250%, 8/15/36(5)	98	102
Republic of Indonesia
2.850%, 2/14/30(2)	196	183
5.600%, 1/15/35(2)	654	667
5.100%, 2/10/54	59	55
3.200%, 9/23/61	63	39
Republic of Ivory Coast
144A 6.125%, 6/15/33(3)	220	219
144A 8.075%, 4/1/36(3)	115	125
144A 8.250%, 1/30/37(3)	116	128
Republic of Kazakhstan
144A 4.412%, 10/28/30(3)	265	261
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 5.500%, 7/1/37(3)	$587	$604
Republic of Kenya
144A 8.000%, 5/22/32(3)	65	66
144A 7.875%, 2/26/34(3)	222	216
144A 9.500%, 3/5/36(3)	49	51
144A 8.700%, 2/26/39(3)	279	273
Republic of Nigeria
144A 7.143%, 2/23/30(3)	62	64
144A 7.375%, 9/28/33(3)	383	394
144A 10.375%, 12/9/34(3)	475	573
144A 9.130%, 1/13/46(3)	249	278
Republic of Panama
7.500%, 3/1/31	53	59
6.700%, 1/26/36(2)	133	144
5.662%, 2/23/38(2)	293	293
8.000%, 3/1/38	535	632
Republic of Peru
2.783%, 1/23/31	59	54
3.000%, 1/15/34(2)	128	111
5.375%, 2/8/35	771	779
5.500%, 3/30/36	52	52
5.875%, 8/8/54	359	351
3.600%, 1/15/72	411	260
Republic of Philippines
4.750%, 3/5/35(2)	156	150
3.700%, 3/1/41(2)	425	342
Republic of Poland
5.750%, 11/16/32(2)	258	272
4.875%, 10/4/33(2)	454	453
5.125%, 9/18/34	58	58
5.375%, 2/12/35(2)	263	267
5.375%, 4/14/36(2)	259	260
5.500%, 4/4/53	85	79
Republic of Serbia 144A 5.500%, 5/6/36(3)	477	466
Republic of South Africa
5.375%, 7/24/44	120	101
	Par Value(1)	Value

Foreign Government Securities—continued
5.650%, 9/27/47	$705	$593
8.750%, 2/28/48	12,900 ZAR	772
144A 7.100%, 11/19/36(3)	188	201
144A 6.125%, 12/11/37(3)	298	292
144A 7.950%, 11/19/54(3)	381	406
Republic of Sri Lanka
144A 3.350%, 3/15/33(3)(6)	88	81
144A 3.600%, 6/15/35(3)(6)	452	360
144A 3.600%, 2/15/38(3)(6)	46	45
Republic of Turkiye
7.625%, 4/26/29	775	809
9.125%, 7/13/30	75	82
6.375%, 5/22/31	131	130
7.125%, 2/12/32	65	66
7.250%, 5/29/32	226	231
6.300%, 3/14/33	94	91
7.625%, 5/15/34	302	315
6.500%, 1/3/35	59	57
6.950%, 9/16/35	1	1
6.800%, 11/4/36	171	167
4.875%, 4/16/43	780	572
Republic of Zambia 144A 5.750%, 6/30/33(3)(6)	170	169
Republica Orient Uruguay 5.100%, 6/18/50(2)	580	536
Romanian Government International Bond
144A 5.875%, 1/30/29(3)	227	231
144A 7.125%, 1/17/33(3)	166	177
144A 6.375%, 1/30/34(3)	761	775
144A 6.000%, 5/25/34(3)	392	390
144A 5.750%, 3/24/35(3)	169	163
144A 5.750%, 7/4/36(3)	134	128
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Saudi International Bond
144A 5.625%, 1/13/35(2)(3)	$434	$453
144A 4.875%, 1/12/36(2)(3)	160	158
144A 4.500%, 10/26/46(2)(3)	1,051	883
144A 3.750%, 1/21/55(2)(3)	376	263
RegS 5.625%, 1/13/35(2)(5)	550	575
Suriname Government International Bond 144A 8.500%, 11/6/35(3)	247	265
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)(3)	145	148
144A 6.400%, 6/26/34(2)(3)	7	7
Ukraine Government Bond
144A 4.500%, 2/1/29(3)(6)	119	100
144A 0.000%, 2/1/30(3)(6)	8	6
144A 4.000%, 2/1/32(3)(6)	185	152
144A 4.500%, 2/1/35(3)(6)	161	109
144A 0.000%, 2/1/36(3)(6)	53	31
144A 4.500%, 2/1/36(3)(6)	2	1
RegS 4.500%, 2/1/29(5)(6)	51	42
RegS 0.000%, 2/1/30(5)(6)	9	6
RegS 4.000%, 2/1/32(5)(6)	416	341
RegS 0.000%, 2/1/34(5)(6)	34	18
RegS 4.500%, 2/1/34(5)(6)	319	218
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 4.500%, 2/1/36(5)(6)	$8	$6
United Mexican States
5.375%, 3/22/33	547	535
4.875%, 5/19/33(2)	100	95
3.500%, 2/12/34(2)	467	398
6.000%, 5/7/36(2)	281	280
6.625%, 1/29/38(2)	174	178
6.125%, 2/9/38(2)	133	131
3.771%, 5/24/61	169	102
3.750%, 4/19/71	948	544
Uzbekistan International Bond 144A 6.900%, 2/28/32(3)	282	301
Total Foreign Government Securities (Identified Cost $44,383)		45,418

Mortgage-Backed Securities—15.8%
Agency—8.7%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	767	742
Pool #SD8492 5.000%, 1/1/55	445	438
Pool #SD8494 5.500%, 1/1/55	1,173	1,179
Pool #SL1127 6.000%, 12/1/54	1,037	1,059
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	729	638
Pool #FA0685 6.000%, 1/1/55	472	483
Pool #FA1728 6.000%, 10/1/53	1,032	1,061
Pool #FS4438 5.000%, 11/1/52	730	722
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #FS7751 4.000%, 3/1/53	$1,227	$1,151
Pool #MA5072 5.500%, 7/1/53	505	510
		7,983

Non-Agency—7.1%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(3)(8)	74	74
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(3)(8)	379	367
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.371%, 6/15/40(3)(8)	270	271
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(3)(8)	285	285
2023-1, A1 144A 4.750%, 9/26/67(2)(3)(8)	120	119
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(3)(8)	34	33
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56(2)	165	167
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(3)(8)	410	388
CENT 2025-CITY, A 144A 4.920%, 7/10/40(3)(8)	330	330
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(3)(8)	246	231
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(3)(8)	147	148
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(3)(8)	11	11
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(3)(8)	280	281
	Par Value(1)	Value

Non-Agency—continued
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(3)(8)	$250	$255
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.497%, 10/25/29(2)(3)(8)	163	158
2017-4, A13 144A 3.500%, 11/25/48(2)(3)(8)	285	259
2026-ACES1, A1 144A 4.894%, 4/25/66(2)(3)(8)	280	278
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	170	174
New Residential Mortgage Loan Trust 2018-3A, A1 144A 4.500%, 5/25/58(2)(3)(8)	305	295
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(8)	425	421
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.857%, 6/25/26(2)(3)(8)	11	11
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(3)(8)	345	348
ROCK Trust 2024-CNTR, C 144A 6.471%, 11/13/41(3)	215	221
Towd Point Mortgage Trust
2016-4, B1 144A 3.915%, 7/25/56(2)(3)(8)	260	253
2017-1, M1 144A 3.750%, 10/25/56(2)(3)(8)	238	235
2017-4, A2 144A 3.000%, 6/25/57(2)(3)(8)	371	353
2018-6, A2 144A 3.750%, 3/25/58(2)(3)(8)	215	198
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	150	149
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(3)(8)	$131	$132
		6,445

Total Mortgage-Backed Securities (Identified Cost $14,505)		14,428

Asset-Backed Securities—10.9%
Automobiles—4.3%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(3)	396	401
2025-1A, A2 144A 4.920%, 5/15/29(3)	252	252
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	335	335
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(3)	442	446
FHF Issuer Trust 2026-1A, B 144A 5.770%, 2/17/32(3)	330	329
Flagship Credit Auto Trust 2024-1, D 144A 6.300%, 4/15/30(3)	400	377
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(3)	94	95
LAD Auto Receivables Trust 2023-2A, D 144A 6.300%, 2/15/31(3)	365	369
Lendbuzz Securitization Trust 2024-2A, A2 144A 5.990%, 5/15/29(3)	254	255
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	320	320
	Par Value(1)	Value

Automobiles—continued
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(3)	$45	$46
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	350	358
Westlake Automobile Receivables Trust 2026-1A, C 144A 4.370%, 6/16/31(3)	330	327
		3,910

Other—6.6%
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(3)	340	343
Aqua Finance Trust 2024-A, B 144A 5.060%, 4/18/50(3)	355	352
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(3)	136	138
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(3)	115	115
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(3)	315	321
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(3)	392	399
Jersey Mike’s Funding LLC 2024-1A, A2 144A 5.636%, 2/15/55(3)	415	419
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(3)	335	334
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(3)	239	241
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(3)	187	190
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
NMEF Funding LLC 2025-A, B 144A 5.180%, 7/15/32(3)	$345	$346
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(3)	414	416
RCKT Mortgage Trust 2024-CES3, A1A 144A 6.591%, 5/25/44(3)(8)	221	223
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(3)(8)	335	336
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(3)	335	330
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(2)(3)(8)	309	307
Triton Container Finance IX LLC 2026-1A, A 144A 5.260%, 5/20/51(3)	325	324
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	330	324
Wingstop Funding LLC 2020-1A, A2 144A 2.841%, 12/5/50(3)	345	335
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	250	239
		6,032

Total Asset-Backed Securities (Identified Cost $9,940)		9,942

Convertible Bonds and Notes—1.4%
Communication Services—0.0%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	11	12
	Par Value(1)	Value

Communication Services—continued
Sphere Entertainment Co. 3.500%, 12/1/28	$5	$20
		32

Consumer Discretionary—0.1%
GameStop Corp. 144A 0.000%, 6/15/32(2)(3)	9	9
LCI Industries 3.000%, 3/1/30	17	19
NCL Corp., Ltd. 0.875%, 4/15/30	11	11
Rivian Automotive, Inc. 4.625%, 3/15/29	12	14
Stride, Inc. 1.125%, 9/1/27	7	13
		66

Consumer Staples—0.0%
Herbalife Ltd. 4.250%, 6/15/28	12	13
Energy—0.0%
Centrus Energy Corp. 144A 0.000%, 8/15/32(2)(3)	3	3
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	11	16
		19

Financials—0.2%
Affirm Holdings, Inc. 0.750%, 12/15/29	9	10
Coinbase Global, Inc. 0.250%, 4/1/30	10	10
Encore Capital Group, Inc. 4.000%, 3/15/29	10	14
EZCORP, Inc. 144A 3.750%, 12/15/29(2)(3)	11	31
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$11	$14
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(2)(3)	13	27
Starwood Property Trust, Inc. 6.750%, 7/15/27	8	8
WisdomTree, Inc. 144A 4.500%, 10/1/31(2)(3)	20	24
		138

Health Care—0.2%
Alignment Healthcare, Inc. 4.250%, 11/15/29	13	17
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	9	11
Alphatec Holdings, Inc. 0.750%, 3/15/30	4	3
Bridgebio Pharma, Inc.
2.500%, 3/15/27	4	6
2.250%, 2/1/29	9	10
CONMED Corp. 2.250%, 6/15/27	12	12
Enovis Corp. 3.875%, 10/15/28	12	12
Envista Holdings Corp. 1.750%, 8/15/28	11	11
Guardant Health, Inc. 1.250%, 2/15/31	8	18
Halozyme Therapeutics, Inc.
1.000%, 8/15/28	9	12
144A 0.875%, 11/15/32(2)(3)	22	22
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(2)(3)	12	13
Innoviva, Inc. 2.125%, 3/15/28	10	10
IRhythm Holdings, Inc. 1.500%, 9/1/29	10	11
LivaNova plc 2.500%, 3/15/29	9	11
Mirum Pharmaceuticals, Inc. 144A 0.000%, 6/1/32(2)(3)(7)	9	9
	Par Value(1)	Value

Health Care—continued
Pacira BioSciences, Inc. 2.125%, 5/15/29	$11	$11
Tempus AI, Inc. 144A 0.750%, 7/15/30(2)(3)	7	7
		206

Industrials—0.1%
Bloom Energy Corp. 144A 0.000%, 11/15/30(2)(3)	6	10
BWX Technologies, Inc. 144A 0.000%, 11/1/30(2)(3)	23	24
Granite Construction, Inc. 3.250%, 6/15/30	19	35
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	11	12
JBT Marel Corp. 144A 0.375%, 9/15/30(2)(3)	8	8
		89

Information Technology—0.7%
Advanced Energy Industries, Inc. 144A 0.000%, 5/15/31(2)(3)(7)	24	24
Akamai Technologies, Inc.
0.375%, 9/1/27	6	8
0.250%, 5/15/33	7	12
144A 0.000, 5/15/30(2)(3)	11	11
Alarm.com Holdings, Inc. 2.250%, 6/1/29	11	10
Amkor Technology, Inc. 144A 0.000%, 7/15/31(2)(3)	9	10
BlackLine, Inc. 1.000%, 6/1/29	17	16
Cloudflare, Inc. 144A 0.000%, 6/15/30(2)(3)	7	9
CoreWeave, Inc.
144A 1.750%, 12/1/31(2)(3)	5	6
144A 1.750%, 10/1/32(2)(3)	5	6
Guidewire Software, Inc. 1.250%, 11/1/29	8	8
Lumentum Holdings, Inc.
0.500%, 6/15/28	5	33
144A 0.375%, 3/15/32(2)(3)	7	32
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	$12	$27
MKS, Inc. 1.250%, 6/1/30	14	31
OSI Systems, Inc. 2.250%, 8/1/29	13	17
Progress Software Corp. 3.500%, 3/1/30	11	10
Rubrik, Inc. 144A 0.000%, 6/15/30(2)(3)(7)	26	26
Seagate HDD Cayman 3.500%, 6/1/28	6	64
Snowflake, Inc.
0.000, 10/1/27	20	34
0.000, 10/1/29	20	36
Strategy, Inc. 0.625%, 3/15/30	6	8
Unity Software, Inc. 0.000%, 3/15/30	8	9
Varonis Systems, Inc. 1.000%, 9/15/29	19	18
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(2)(3)	11	40
Western Digital Corp. 3.000%, 11/15/28	6	84
		589

Materials—0.0%
B2Gold Corp. 144A 2.750%, 2/1/30(2)(3)	13	22
MP Materials Corp. 144A 3.000%, 3/1/30(2)(3)	2	6
		28

Real Estate—0.0%
Welltower OP LLC
144A 2.750%, 5/15/28(2)(3)	13	28
144A 3.125%, 7/15/29(2)(3)	7	12
		40

Utilities—0.1%
CenterPoint Energy, Inc.
144A 3.000%, 8/1/28(2)(3)	17	18
	Par Value(1)	Value

Utilities—continued
144A 2.875%, 5/15/29(2)(3)	$21	$21
Evergy, Inc. 4.500%, 12/15/27	9	12
PG&E Corp. 4.250%, 12/1/27	8	8
		59

Total Convertible Bonds and Notes (Identified Cost $1,138)		1,279

Corporate Bonds and Notes—48.8%
Communication Services—2.4%
Altice France S.A.
144A 6.500%, 4/15/32(2)(3)	95	93
144A 6.875%, 7/15/32(2)(3)	141	138
CMG Media Corp. 144A 8.875%, 6/18/29(2)(3)	200	161
CSC Holdings LLC
144A 11.750%, 1/31/29(3)	200	126
144A 4.125%, 12/1/30(3)	95	54
DIRECTV Financing LLC
144A 8.875%, 2/1/30(2)(3)	100	102
144A 8.875%, 2/1/30(2)(3)	15	15
144A 9.250%, 6/1/32(2)(3)	20	21
DISH Network Corp. 144A 11.750%, 11/15/27(2)(3)	135	139
Gray Media, Inc. 144A 9.625%, 7/15/32(2)(3)	185	182
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	40	42
Pioneer Opco LLC 144A 7.000%, 5/15/33(2)(3)	30	31
Playtika Holding Corp. 144A 4.250%, 3/15/29(2)(3)	105	94
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(2)(3)	80	80
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	120	123
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	140	139
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
144A 6.875%, 3/15/34(2)(3)	$65	$64
Telesat Canada 144A 6.500%, 10/15/27(2)(3)	180	119
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	140	144
Univision Communications, Inc. 144A 8.875%, 4/15/33(2)(3)	160	159
Verizon Communications, Inc. 6.200%, 5/14/56(2)	195	198
		2,224

Consumer Discretionary—2.7%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(2)(3)	50	51
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(2)	25	26
Ashtead Capital, Inc. 144A 5.550%, 5/30/33(3)	310	315
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	80	76
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52(2)	290	210
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	200	213
Forvia SE 144A 6.750%, 9/15/33(2)(3)	125	126
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(3)	120	117
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(3)	183	178
Murphy Oil USA, Inc. 144A 5.875%, 6/1/34(2)(3)	200	201
Newell Brands, Inc. 6.625%, 9/15/29(2)	127	127
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(2)(3)	130	130
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	65	63
	Par Value(1)	Value

Consumer Discretionary—continued
Risewell Homes, Inc.
144A 9.250%, 10/1/29(2)(3)	$125	$130
144A 8.500%, 11/1/30(2)(3)	10	10
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)(3)	10	10
Under Armour, Inc. 144A 7.250%, 7/15/30(2)(3)	95	96
Wayfair LLC
144A 6.750%, 11/15/32(2)(3)	50	51
144A 7.125%, 5/31/34(2)(3)	15	15
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	270	263
		2,408

Consumer Staples—0.6%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)(3)	100	97
144A 5.750%, 3/31/34(2)(3)	15	14
Chobani LLC 144A 6.375%, 4/15/34(2)(3)	100	102
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	101	106
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)(3)	80	80
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	125	125
		524

Energy—8.6%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	150	157
APA Corp. 6.750%, 2/15/55(2)	260	273
BP Capital Markets plc 4.875% (2)(9)	245	241
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)(3)	25	25
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	75	78
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	$155	$162
Ecopetrol S.A. 8.875%, 1/13/33	97	103
Energy Transfer LP Series H 6.500% (2)(9)	245	246
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(3)	195	180
Genesis Energy LP
8.875%, 4/15/30(2)	250	262
6.750%, 3/15/34	25	25
Geopark Ltd. 144A 8.750%, 1/31/30(3)	90	90
Harbour Energy plc 144A 6.327%, 4/1/35(2)(3)	275	283
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)(3)	185	195
HF Sinclair Corp. 6.250%, 1/15/35(2)	215	224
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)(3)	65	67
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	30	31
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(3)(10)	135	— (11)
Occidental Petroleum Corp.
5.550%, 10/1/34(2)	70	72
6.200%, 3/15/40(2)	140	147
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(3)	60	53
RegS 6.450%, 5/30/44(2)(5)	231	238
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(5)	342	158
RegS 12.750%, 2/17/22(4)(5)	1,220	642
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(2)(5)	140	118
Petroleos Mexicanos
6.500%, 1/23/29(2)	125	128
6.840%, 1/23/30	360	370
6.375%, 1/23/45(2)	299	250
6.350%, 2/12/48	520	422
	Par Value(1)	Value

Energy—continued
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)(3)	$99	$96
144A 5.848%, 4/3/55(2)(3)	391	409
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)(3)	95	99
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	405	358
SM Energy Co. 144A 6.625%, 4/15/34(2)(3)	25	25
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(2)(3)	30	31
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	85	91
Sunoco LP
144A 5.625%, 3/15/31(2)(3)	75	75
144A 5.375%, 7/15/31(2)(3)	5	5
144A 5.875%, 3/15/34(2)(3)	50	50
144A 5.625%, 7/15/34(2)(3)	10	10
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	250	251
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	110	118
Transocean International Ltd.
144A 8.250%, 5/15/29(2)(3)	35	36
144A 8.750%, 2/15/30(2)(3)	158	165
144A 8.500%, 5/15/31(2)(3)	130	137
144A 7.875%, 10/15/32(2)(3)	10	11
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(3)	121	130
Venture Global LNG, Inc.
144A 9.000%(2)(3)(9)	80	79
144A 9.875%, 2/1/32(2)(3)	100	107
Western Midstream Operating LP 5.250%, 2/1/50(2)	160	140
YPF S.A. 144A 9.500%, 1/17/31(3)	167	177
		7,840

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—18.3%
Acrisure LLC
144A 8.250%, 2/1/29(3)	$90	$89
144A 6.000%, 8/1/29(2)(3)	145	136
AerCap Ireland Capital DAC
6.950%, 3/10/55(2)	150	155
6.500%, 1/31/56(2)	235	240
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	130	134
Allianz SE 144A 6.350%, 9/6/53(2)(3)	200	208
Altice Financing S.A. 144A 5.000%, 1/15/28(2)(3)	355	259
Altice France Lux 3 144A 10.000%, 1/15/33(2)(3)	37	36
American Express Co. 5.625%, 7/28/34(2)	160	164
American National Group, Inc. 7.000%, 12/1/55	41	40
Apollo Debt Solutions BDC
6.900%, 4/13/29	80	82
5.875%, 8/30/30	95	94
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	275	267
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(3)	5	5
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(2)(3)	125	135
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	115	118
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)(3)	265	260
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)(3)	105	107
144A 6.250%, 2/15/34(2)(3)	50	48
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	175	179
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	238	244
	Par Value(1)	Value

Financials—continued
Banco de Credito e Inversiones S.A. 144A 7.500% (3)(9)	$174	$185
Banco Mercantil del Norte S.A.
144A 5.875%(2)(3)(9)	125	124
144A 6.625%(2)(3)(9)	122	118
Bank of America Corp. 5.518%, 10/25/35(2)	355	358
Barclays plc 7.437%, 11/2/33(2)	295	330
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(3)	205	220
Blackstone Private Credit Fund 5.250%, 4/1/30(2)	220	214
Block, Inc.
6.500%, 5/15/32(2)	110	112
144A 6.000%, 8/15/33(2)(3)	35	35
Blue Owl Finance LLC 6.250%, 4/18/34(2)	245	243
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(2)(3)	160	158
Capital One Financial Corp.
2.359%, 7/29/32(2)	145	125
6.377%, 6/8/34(2)	130	138
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	90	93
Charles Schwab Corp. (The) Series H 4.000% (9)	215	201
Cipher Compute LLC 144A 7.125%, 11/15/30(2)(3)	90	94
Citadel Finance LLC
144A 4.750%, 2/14/29(2)(3)	180	177
144A 5.150%, 2/14/31(2)(3)	20	20
Citigroup, Inc.
6.270%, 11/17/33(2)	145	155
6.174%, 5/25/34(2)	134	140
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)(3)	$167	$176
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	331	330
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(3)	150	137
Deutsche Bank AG 5.060%, 4/14/32(2)	280	280
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)(3)	200	191
Eldik Bank OAO 144A 8.500%, 4/23/31(3)	463	461
Endo Finance Holdings LP 144A 8.500%, 4/15/31(3)	95	101
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	230	234
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	275	272
Focus Financial Partners LLC 144A 6.750%, 9/15/31(2)(3)	70	71
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	55	54
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(2)(3)	207	205
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	137	152
144A 7.950%, 10/15/54(2)(3)	70	70
Global Payments, Inc. 5.550%, 11/15/35(2)	265	259
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36(2)	135	144
Grifols S.A. 144A 4.750%, 10/15/28(2)(3)	175	172
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	80	82
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(2)	271	278
	Par Value(1)	Value

Financials—continued
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	$270	$277
Icon Investments Six DAC 6.000%, 5/8/34(2)	265	271
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(3)	105	98
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	270	271
JPMorgan Chase & Co.
5.350%, 6/1/34	135	138
6.254%, 10/23/34(2)	200	214
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	155	153
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)(3)	200	195
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(2)(3)	45	45
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	370	370
Morgan Stanley
6.342%, 10/18/33(2)	160	171
5.948%, 1/19/38(2)	174	180
MSCI, Inc. 144A 3.625%, 9/1/30(2)(3)	126	119
National Australia Bank Ltd. 144A 5.625%, 6/4/37(3)	260	260
Nationstar Mortgage Holdings LLC 144A 5.750%, 11/15/31(3)	140	141
NatWest Group plc 6.475%, 6/1/34	200	207
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	205	212
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	200	208
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(2)(3)	$30	$32
OneMain Finance Corp.
7.125%, 11/15/31(2)	160	162
6.750%, 9/15/33	30	29
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	190	196
Prudential Financial, Inc. 6.750%, 3/1/53(2)	220	232
Reinsurance Group of America, Inc. 6.650%, 9/15/55(2)	225	227
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)(3)	30	30
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	100	102
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)(3)(4)(10)	50	— (11)
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(3)	370	384
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(2)	120	120
State Street Corp. Series I 6.700% (2)(9)	170	175
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)(3)	195	197
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(2)(3)	80	80
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)(3)	100	99
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(2)(3)	130	136
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	235	244
UBS Group AG 144A 4.988%, 8/5/33(2)(3)	310	308
	Par Value(1)	Value

Financials—continued
Veon Midco B.V. 144A 6.950%, 6/1/31(3)	$78	$78
Wells Fargo & Co.
6.125%(2)(9)	265	267
5.389%, 4/24/34	145	148
		16,685

Health Care—2.7%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)(3)	275	267
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)(3)	10	10
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	80	83
Baxter International, Inc. 3.132%, 12/1/51	550	326
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)(3)	5	5
Centene Corp. 3.375%, 2/15/30(2)	145	135
CVS Health Corp. 6.750%, 12/10/54(2)	129	134
Dentsply Sirona, Inc. 3.250%, 6/1/30	335	310
GENMAB A/S
144A 6.250%, 12/15/32(2)(3)	5	5
144A 7.250%, 12/15/33(2)(3)	10	10
HCA, Inc. 5.500%, 6/1/33	220	225
LifePoint Health, Inc.
144A 5.375%, 1/15/29(2)(3)	160	155
144A 9.875%, 8/15/30(2)(3)	250	264
144A 10.000%, 6/1/32(3)	85	87
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	15	15
Organon & Co.
144A 4.125%, 4/30/28(2)(3)	120	119
144A 5.125%, 4/30/31(2)(3)	30	30
144A 7.875%, 5/15/34(2)(3)	30	32
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(3)	$65	$68
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)(3)	30	30
Universal Health Services, Inc.
2.650%, 1/15/32(2)	41	36
5.050%, 10/15/34(2)	145	140
		2,486

Industrials—4.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)(3)	300	293
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	253	254
APi Group DE, Inc. 144A 5.750%, 6/1/34(2)(3)	58	58
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)(3)	313	286
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)(3)	115	115
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)(3)	5	5
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	150	152
Clarios Global LP
144A 6.750%, 2/15/30(2)(3)	5	5
144A 6.750%, 9/15/32(2)(3)	35	36
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	256	233
Esab Corp. 144A 5.625%, 4/1/31(2)(3)	20	20
Garda World Security Corp. 144A 8.375%, 11/15/32(2)(3)	145	150
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	75	79
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)(3)	75	78
	Par Value(1)	Value

Industrials—continued
Granite Construction, Inc. 144A 6.375%, 6/15/34(3)	$5	$5
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)(3)	45	47
144A 6.000%, 3/15/34(2)(3)	60	60
Icahn Enterprises LP 144A 10.000%, 11/15/29(2)(3)	200	200
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	250	154
Madison IAQ LLC 144A 5.875%, 6/30/29(2)(3)	135	135
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)(3)	200	204
144A 10.375%, 5/15/31(2)(3)	20	21
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)(3)	115	112
Stanley Black & Decker, Inc. 6.707%, 3/15/60(2)	190	188
TransDigm, Inc.
144A 6.625%, 3/1/32(2)(3)	235	242
144A 6.125%, 7/31/34(2)(3)	10	10
United Airlines Holdings, Inc.
4.875%, 3/1/29	90	89
5.375%, 3/1/31	10	10
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	219	227
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	215	214
VoltaGrid LLC 144A 7.375%, 11/1/30(2)(3)	125	130
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(2)(3)	75	74
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(3)	40	40
		3,926

Information Technology—1.4%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)(3)	175	173
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)(3)	$55	$55
Gartner, Inc. 144A 3.750%, 10/1/30(2)(3)	280	258
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(3)(10)	85	78
HUT 8 DC LLC 144A 6.192%, 11/15/42(2)(3)	115	116
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)(3)	130	132
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)(3)	100	101
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(2)(3)	260	260
WULF Compute LLC 144A 7.750%, 10/15/30(2)(3)	110	116
		1,289

Materials—3.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)(10)	455	9
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	370	366
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	215	219
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)(3)	120	124
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)(3)	97	100
RegS 6.440%, 1/26/36(2)(5)	387	411
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	48	48
INEOS Finance plc 144A 7.500%, 4/15/29(2)(3)	130	129
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	260	260
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(3)	215	206
	Par Value(1)	Value

Materials—continued
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(3)(12)	$196	$197
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)(3)	10	10
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(3)	100	105
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(3)	70	77
Westlake Corp. 5.550%, 11/15/35(2)	265	264
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)(3)	282	270
WS Escrow LLC 144A 7.750%, 6/1/33(3)	15	15
		2,810

Real Estate—0.6%
Forestar Group, Inc. 144A 6.500%, 3/15/33(2)(3)	130	130
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)(3)	135	137
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)(3)	115	116
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(5)	126	131
		514

Utilities—4.1%
AES Corp. (The) 7.600%, 1/15/55(2)	135	138
Alpha Generation LLC 144A 6.250%, 1/15/34(2)(3)	50	49
CMS Energy Corp. 4.750%, 6/1/50(2)	285	280
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	132	140
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Dominion Energy, Inc.
6.200%, 2/15/56(2)	$195	$196
Series B 7.000%, 6/1/54	115	122
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	180	195
ENEL Finance International N.V. 144A 7.500%, 10/14/32(2)(3)	160	180
Entergy Corp. 7.125%, 12/1/54	210	218
Eskom Holdings 144A 8.450%, 8/10/28(3)	521	549
Ferrellgas LP 144A 5.875%, 4/1/29(2)(3)	170	167
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(3)	150	149
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	30	31
144A 8.375%, 2/15/32(2)(3)	155	163
NRG Energy, Inc.
144A 7.000%, 3/15/33(2)(3)	245	266
144A 6.125%, 5/15/36(2)(3)	60	60
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)(3)	534	531
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)(3)	75	74
Vistra Corp. 144A 8.000% (2)(3)(9)	125	126
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)(3)	120	125
		3,759

Total Corporate Bonds and Notes (Identified Cost $44,439)		44,465

	Par Value(1)	Value

Leveraged Loans—9.1%
Aerospace—0.2%
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.500%) 6.120% - 6.166%, 7/1/31(8)	$30	$30
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.460%, 4/1/32(8)	20	20
Pac Dac LLC (3 month Term SOFR + 3.250%) 6.910%, 10/28/30(8)	115	114
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.440%, 4/1/31(8)	50	49
		213

Chemicals—0.3%
Basf Coatings Tranche B 0.000%, 5/6/33(8)(13)	43	43
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.870%, 2/19/30(8)	34	32
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.120%, 12/31/29(8)	79	78
Nouryon Finance B.V. 2024, Tranche B-1 (6 month Term SOFR + 3.250%) 6.940%, 4/3/28(8)	57	57
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.120%, 9/30/31(8)	46	47
		257

See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Durables—0.2%
Cimpress plc 2026, Tranche B-1 0.000%, 6/3/33(8)(13)	$10	$10
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.620%, 5/21/32(8)	90	90
Skechers USA, Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(8)	35	35
White Cap Supply Holdings LLC Tranche D (1 month Term SOFR + 3.500%) 7.120%, 2/10/33(8)	90	89
		224

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.119% - 6.164%, 7/30/28(8)	101	101
Albion Financing 3 S.a.r.l. 2025, Tranche A (2 month Term SOFR + 3.000%) 6.630%, 5/21/31(8)	84	84
		185

Energy—0.6%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.640%, 1/30/32(8)	68	68
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.630%, 9/29/32(8)	119	120
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.930%, 2/11/33(8)	80	80
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.120%, 4/1/32(8)	95	95
	Par Value(1)	Value

Energy—continued
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.160%, 2/16/28(8)	$139	$139
		502

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.620%, 11/6/30(8)	98	93
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 0.000%, 9/19/31(8)(13)	20	20
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.120%, 6/13/31(8)	115	113
		226

Food / Tobacco—0.5%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.620%, 12/23/30(8)	94	94
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 7.969% - 7.975%, 8/2/28(4)(10)	43	1
(1 month Term SOFR + 4.850%) 8.480%, 8/2/28(4)(10)	100	1
(1 month Term SOFR + 8.100%) 11.750%, 8/2/28(4)(10)	19	9
(1 month Term SOFR + 9.600%) 13.250%, 6/1/26(8)(10)	23	18
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Pegasus Bidco B.V. 2025 (3 month Term SOFR + 2.750%) 6.400%, 7/12/29(8)	$55	$55
Red SPV LLC (1 month Term SOFR + 2.250%) 5.830%, 3/15/32(8)	134	134
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.660%, 10/29/32(8)	35	35
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.870%, 2/4/33(8)	70	70
		417

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.390%, 1/27/32(8)	79	80
Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.180%) 6.800%, 4/13/29(8)	50	49
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.870%, 1/26/33(8)	15	15
		64

	Par Value(1)	Value

Gaming / Leisure—0.5%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.410%, 3/29/32(8)	$105	$105
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.620%, 8/30/30(8)	107	107
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.200%, 11/12/29(8)	84	71
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(8)(13)	65	65
Pioneer Opco LLC Tranche B (1 month Term SOFR + 3.250%) 6.880%, 5/16/33(8)	25	25
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 0.000%, 3/13/28(8)(13)	65	64
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.950%, 12/30/32(8)	65	64
		501

Health Care—1.6%
Argent Finco LLC Tranche B 0.000%, 11/12/32(8)(13)	25	25
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.370%, 1/15/31(8)	98	98
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
CHG Healthcare Services, Inc. (1-3 month Term SOFR + 3.000%) 6.620% - 6.657%, 9/29/31(8)	$20	$20
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.160%, 11/8/32(8)	117	118
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.400%, 5/1/31(8)	52	49
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.370%, 4/23/31(8)	25	25
Financiere Mendel (3 month Term SOFR + 2.750%) 6.390%, 11/8/30(8)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.800%, 10/1/27(8)	144	141
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.700%, 12/10/32(8)	19	19
Global Medical Response, Inc. (1 month Term SOFR + 3.250%) 6.850%, 10/1/32(8)	53	53
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.190%, 4/14/33(8)	120	120
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.120%, 10/23/31(8)	13	13
(1 month Term SOFR + 3.500%) 7.120%, 10/23/31(8)	139	140
	Par Value(1)	Value

Health Care—continued
Heartland Dental LLC 2025 (1 month Term SOFR + 3.750%) 0.000%, 8/25/32(8)(13)	$15	$15
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.920%, 4/7/33(8)	80	79
Lannett Co., Inc. First Lien 2.000%, 6/16/30(10)	8	7
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.420%, 5/16/31(8)	118	117
Tranche B-2 (3 month Term SOFR + 3.500%) 7.180%, 5/16/31(8)	25	24
Lumexa Imaging, Inc. (3 month Term SOFR + 3.000%) 6.700%, 12/17/32(8)	50	50
Modivcare, Inc. (3 month Term SOFR + 5.000%) 7.950%, 12/2/30(8)	8	7
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.120%, 12/12/31(8)	35	35
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.200%, 6/30/32(8)	79	79
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.510%) 8.190%, 11/20/29(8)	184	174
		1,438

Housing—0.3%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.370%, 9/8/32(8)	82	83
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Housing—continued
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.450%, 9/24/32(8)	$60	$60
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.700%, 1/17/32(8)	89	88
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.430%, 6/6/31(8)	75	60
		291

Information Technology—1.3%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.200%, 2/23/32(8)	15	15
Tranche B-1 (3 month Term SOFR + 2.250%) 5.950%, 2/24/31(8)	103	102
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.950%, 7/6/29(8)	141	64
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.950%, 3/21/31(8)	98	92
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.880%, 1/14/33(8)	45	45
Connectwise LLC (3 month Term SOFR + 3.760%) 7.460%, 9/29/28(8)	81	76
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.100%, 11/6/31(8)	48	49
Delta TopCo, Inc. (3 month Term SOFR + 2.750%) 6.420%, 11/30/29(8)	65	62
	Par Value(1)	Value

Information Technology—continued
Finastra USA, Inc. (3 month Term SOFR + 4.000%) 7.670%, 9/15/32(8)	$70	$65
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.120%, 1/30/32(8)	95	91
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.450%, 10/7/32(8)	95	74
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.410%, 12/5/31(8)	75	73
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.700%, 8/31/28(8)	103	101
RealPage, Inc. First Lien (3 month Term SOFR + 3.260%) 6.960%, 4/24/28(8)	65	63
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.370%, 11/28/28(8)	102	100
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.700%, 10/29/32(8)	59	57
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.910%, 2/10/31(8)	34	32
		1,161

Manufacturing—0.6%
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.200%, 2/3/33(8)	44	44
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.900%, 9/30/31(8)	29	26
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Manufacturing—continued
Glatfelter Corp. Tranche B (1 month Term SOFR + 4.250%) 7.870%, 11/4/31(8)	$90	$89
Innio Group Holding GmbH 2026, Tranche B (1-3 month Term SOFR + 2.000%) 5.641% - 5.648%, 11/3/31(8)	115	115
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.650%, 12/2/31(8)	127	128
Resilience Parent LLC (1-3 month Term SOFR + 2.500%) 6.130%, 2/28/33(8)	65	65
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.380%, 4/30/30(8)	119	120
		587

Media / Telecom - Broadcasting—0.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.300%, 6/18/29(8)	129	117
Discovery Global Holdings, Inc. 0.000%, 6/3/33(8)(13)	35	35
Sinclair Television Group, Inc. Tranche B-7 (1 month Term SOFR + 4.200%) 7.820%, 12/31/30(8)	75	67
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.610%) 7.230%, 1/31/29(8)	93	92
		311

	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.870%, 9/18/30(8)	$97	$80
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.510%) 9.180%, 8/2/29(8)	35	35
		115

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.660%, 10/30/30(8)	71	70
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.370%, 8/6/31(8)	63	63
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.770%, 2/3/33(8)	95	94
		227

Media / Telecom - Telecommunications—0.2%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.130%) 7.800%, 5/1/28(8)	160	160
Media / Telecom - Wireless Communications—0.2%
Viasat, Inc. (1 month Term SOFR + 4.610%) 8.220%, 3/2/29(8)	137	137
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Metals / Minerals—0.1%
Worthington Steel, Inc. 0.000%, 6/1/33(8)(13)	$85	$85
Retail—0.2%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.870%, 6/11/31(8)	71	70
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.950%, 2/3/31(8)	50	49
Pye Barker Fire & Safety LLC
(2 month Term SOFR + 2.500%) 6.160%, 12/16/32(8)	1	1
(2 month Term SOFR + 2.500%) 6.160%, 12/16/32(8)	29	29
		149

Service—1.0%
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.620%, 12/11/28(8)	71	70
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.870%, 5/31/28(8)	64	64
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.870%, 7/9/32(8)	85	86
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.660%, 2/9/33(8)	65	65
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.420%, 2/1/29(8)	107	107
	Par Value(1)	Value

Service—continued
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.450%, 6/12/30(8)	$66	$63
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(8)	134	124
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.430%, 12/31/32(8)	74	74
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.150%, 10/8/32(8)	30	30
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.770%, 11/2/27(8)	146	139
Vantor Holdings, Inc. (3 month Term SOFR + 4.500%) 8.120%, 3/3/33(8)	85	85
		907

Transportation - Automotive—0.1%
Mavis Tire Express Services Topco Corp. (3 month Term SOFR + 3.250%) 6.920%, 5/6/33(8)	70	70
Total Leveraged Loans (Identified Cost $8,593)		8,307

	Shares
Convertible Preferred Stocks—0.2%
Financials—0.1%
Apollo Global Management, Inc., 6.750	100	7
Ares Management Corp. Series B, 6.750	200	8
Bank of America Corp. Series L, 7.250	5	6
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Shares	Value
Financials—continued
KKR & Co., Inc. Series D, 6.250	200	$8
Wells Fargo & Co. Series L, 7.500	15	18
		47

Health Care—0.0%
BrightSpring Health Services, Inc., 6.750	48	10
Industrials—0.1%
Boeing Co. (The), 6.000	450	32
Information Technology—0.0%
Hewlett Packard Enterprise Co., 7.625	150	17
Strategy, Inc., 8.000	100	7
		24

Materials—0.0%
Albemarle Corp., 7.250	250	17
Real Estate—0.0%
EPR Properties Series C, 5.750	425	11
Total Convertible Preferred Stocks (Identified Cost $128)		141

Preferred Stock—0.3%
Financials—0.3%
Capital Farm Credit ACA Series 1 144A, 8.393%(3)	275 (14)	270
Total Preferred Stock (Identified Cost $275)		270

Common Stocks—0.2%
Communication Services—0.1%
Altice Luxembourg S.A.(10)(15)	154	2
	Shares	Value

Communication Services—continued
Atento Luxco 1 S.A.(10)(15)	4,072	$82
		84

Consumer Discretionary—0.0%
MYT Holding LLC Class B(10)(15)	29,850	7
NMG Parent LLC Escrow(10)(15)	618	—
		7

Health Care—0.1%
Lannett Co., Inc.(10)(15)	1,663	26
Modivcare(10)(15)	1,558	9
		35

Materials—0.0%
Klockner Pentaplast(10)(15)	19,863	29
Total Common Stocks (Identified Cost $133)		155

Total Long-Term Investments—140.7% (Identified Cost $127,326)		128,185

TOTAL INVESTMENTS—140.7% (Identified Cost $127,326)		$128,185
Other assets and liabilities, net—(40.7)%		(37,058)
NET ASSETS—100.0%		$91,127
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $47,845.
(3)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At May 31, 2026, these
securities amounted to a value of $63,517 or
69.7% of net assets.

(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of May 31, 2026.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)
Variable rate security. Rate disclosed is as of
May 31, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Amount is less than $500 (not in thousands).
(12)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(13)	This loan will settle after May 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(14)	Value shown as par value.
(15)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
As of May 31, 2026, the Fund has the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition Co. IV LLC, 11/06/31	$87	$89	$89	$— (1)
Hanger, Inc., 10/23/31	5	5	5	— (1)
Pye Barker Fire & Safety LLC, 12/16/32	4	4	4	— (1)
Trio Bidco, Inc. Tranche B, 10/29/32	6	6	6	— (1)
Total	$102	$104	$104	$— (1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,780	$—	$3,780	$—
Foreign Government Securities	45,418	—	45,418	—
Mortgage-Backed Securities	14,428	—	14,428	—
Asset-Backed Securities	9,942	—	9,942	—
Convertible Bonds and Notes	1,279	—	1,279	—
Corporate Bonds and Notes	44,465	—	44,378	87
Leveraged Loans	8,307	—	8,271	36
Equity Securities:
Convertible Preferred Stocks	141	141	—	—
Preferred Stock	270	—	270	—
Common Stocks	155	—	—	155 (1)
Other Financial Instruments:
Unfunded Loan Commitments*	—	—	— (2)	—
Total Investments	$128,185	$141	$127,766	$278

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $97 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended May 31, 2026.
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—79.6%
Angola—3.9%
Republic of Angola
144A 9.875%, 10/15/35(2)	$800	$854
144A 9.875%, 3/31/37(2)	4,661	4,885
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	591	587
		6,326

Argentina—21.8%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	8,868	7,139
Republic of Argentina
1.000%, 7/9/29(6)	9,038	8,157
0.750%, 7/9/30(5)(6)	23,242	20,243
		35,539

Benin—0.5%
Benin Government International Bond RegS 4.950%, 1/22/35(4)	755 EUR	814
Brazil—5.7%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/27	8,000 BRL	1,552
Series F 10.000%, 1/1/31	22,300 BRL	3,866
Series F 10.000%, 1/1/33	18,800 BRL	3,114
Federative Republic of Brazil 6.250%, 5/22/36(6)	837	830
		9,362

Cameroon—2.4%
Republic of Cameroon RegS 9.500%, 7/31/31(4)	3,882	3,979
	Par Value(1)	Value

Colombia—1.2%
Titulos De Tesoreria
7.000%, 6/30/32	2,600,000 COP	$510
Series B 7.250%, 10/18/34	8,275,000 COP	1,529
		2,039

Ecuador—3.4%
Republic of Ecuador
144A 9.250%, 1/29/39(2)	$4,515	4,641
RegS 6.900%, 7/31/35(4)(5)	998	916
		5,557

Egypt—1.2%
Arab Republic of Egypt
144A 6.375%, 4/11/31(2)	246 EUR	291
144A 7.053%, 1/15/32(2)	339	341
RegS 8.700%, 3/1/49(4)	1,379	1,321
		1,953

El Salvador—1.2%
Republic of El Salvador
RegS 6.375%, 1/18/27(4)(6)	1,298	1,297
RegS 8.625%, 2/28/29(4)(6)	683	720
		2,017

Gabon—3.0%
Republic of Gabon
144A 7.000%, 11/24/31(2)	1,050	917
RegS 9.500%, 2/18/29(4)	4,098	4,005
		4,922

Ghana—0.2%
Republic of Ghana 144A 5.000%, 7/3/35(2)(5)	380	356
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Hungary—1.4%
Hungary Government Bond 4.750%, 11/24/32	740,000 HUF	$2,352
Indonesia—2.6%
Indonesia Government Bond
8.375%, 3/15/34	27,400,000 IDR	1,669
8.375%, 4/15/39	40,300,000 IDR	2,530
		4,199

Ivory Coast—2.5%
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)(6)	$3,170	3,382
RegS 5.250%, 3/22/30(4)	553 EUR	653
		4,035

Kenya—2.9%
Republic of Kenya
144A 7.875%, 10/9/33(2)	1,700	1,675
144A 9.500%, 3/5/36(2)(6)	2,900	3,026
		4,701

Lebanon—0.8%
Lebanon Government International Bond RegS 6.375%, 3/9/20(4)(7)	5,000	1,277
Mexico—5.9%
Mex Bonos Desarr
5.500%, 3/4/27	29,000 MXN	1,659
7.750%, 11/23/34	58,000 MXN	3,074
7.750%, 11/13/42	98,800 MXN	4,834
		9,567

Nigeria—0.8%
Republic of Nigeria 144A 9.625%, 6/9/31(2)	1,110	1,252
Peru—0.9%
Republic of Peru 5.375%, 2/8/35(6)	1,500	1,516
	Par Value(1)	Value

Poland—2.3%
Poland Government Bond 6.000%, 10/25/33	13,200 PLN	$3,784
Romania—3.0%
Romania Government Bond 6.300%, 4/25/29	7,400 RON	1,633
Romanian Government International Bond 144A 6.375%, 1/30/34(2)(6)	$3,150	3,206
		4,839

Senegal—0.2%
Republic of Senegal RegS 4.750%, 3/13/28(4)	472 EUR	313
South Africa—6.2%
Republic of South Africa
10.500%, 12/21/26	16,000 ZAR	1,004
10.500%, 12/21/27	16,000 ZAR	1,028
6.250%, 3/31/36	16,700 ZAR	872
6.500%, 2/28/41	38,600 ZAR	1,896
8.750%, 1/31/44	25,700 ZAR	1,536
8.750%, 2/28/48	36,800 ZAR	2,202
144A 7.100%, 11/19/36(2)	1,500	1,601
		10,139

Tunisia—0.4%
Tunisian Republic 144A 6.375%, 7/15/26(2)	608 EUR	705
Turkey—1.7%
Republic of Turkiye 7.125%, 2/12/32	2,000	2,045
Turkiye Government Bond 36.000%, 8/12/26	31,000 TRY	671
		2,716

Ukraine—3.0%
Ukraine Government Bond
144A 0.000%, 2/1/30(2)(5)	46	33
144A 0.000%, 2/1/34(2)(5)	174	92
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Ukraine—continued
144A 4.500%, 2/1/34(2)(5)	$384	$263
144A 4.500%, 2/1/35(2)(5)	299	202
144A 0.000%, 2/1/36(2)(5)	123	71
144A 4.500%, 2/1/36(2)(5)	331	220
RegS 4.000%, 2/1/32(4)(5)	4,356	3,572
RegS 4.500%, 2/1/35(4)(5)	561	379
		4,832

Zambia—0.5%
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	896	887
Total Foreign Government Securities (Identified Cost $121,881)		129,978

Corporate Bonds and Notes—38.3%
Angola—0.5%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	750	766
Argentina—1.0%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(7)	1,193	930
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	775	780
		1,710

Brazil—5.9%
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(2)	1,692	1,594
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)(6)	1,574	1,499
	Par Value(1)	Value

Brazil—continued
Movida Europe S.A. 144A 9.700%, 10/11/33(2)	$1,084	$1,064
OHI Group S.A. 144A 13.000%, 7/22/29(2)(6)	1,305	1,343
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(8)	2,524	2,542
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	1,600	1,563
		9,605

Colombia—2.0%
Gran Tierra Energy, Inc. 144A 9.750%, 4/15/31(2)	3,497	3,323
Ghana—0.4%
Kosmos Energy Gta Holdings 144A, RegS 11.250%, 1/29/31(2)(4)	300	320
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	410	410
		730

India—0.5%
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	343	366
144A 9.475%, 7/24/30(2)	341	365
		731

Kazakhstan—1.0%
Development Bank of Kazakhstan JSC
144A 13.000%, 4/15/27(2)	270,000 KZT	528
144A 13.489%, 5/23/28(2)	590,000 KZT	1,123
		1,651

See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Kyrgyzstan—3.0%
Eldik Bank OAO 144A 8.500%, 4/23/31(2)	$4,936	$4,913
Mexico—16.9%
Banco Mercantil del Norte S.A.
144A 5.875%(2)(9)	227	225
144A 6.625%(2)(9)	642	619
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	800	814
Petroleos Mexicanos
8.750%, 6/2/29(6)	5,232	5,626
7.690%, 1/23/50(6)	4,621	4,231
RegS 6.700%, 2/16/32(4)	293	294
Series 14-2 7.470%, 11/12/26	25,240 MXN	1,453
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	14,499	14,294
		27,556

Nigeria—0.8%
IHS Holding Ltd.
144A 6.250%, 11/29/28(2)	487	485
144A 7.875%, 5/29/30(2)	103	106
144A 8.250%, 11/29/31(2)	617	645
		1,236

Peru—0.5%
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	958	809
Turkey—2.9%
ADM Elektrik Dagitim AS 144A 9.500%, 2/5/31(2)	545	525
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	728	725
Guermat Elektrik Ueretim AS 144A 10.748%, 5/21/35(2)	505	503
	Par Value(1)	Value

Turkey—continued
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	$1,200	$1,195
WE Soda Investments Holding plc
144A 9.500%, 10/6/28(2)	500	502
RegS 9.375%, 2/14/31(4)	500	485
Yapi ve Kredi Bankasi AS 144A 9.250%, 1/17/34(2)	763	790
		4,725

Ukraine—0.3%
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	561	558
Venezuela—2.2%
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(7)	5,477	2,528
RegS 12.750%, 2/17/22(4)(7)	1,934	1,018
		3,546

Vietnam—0.4%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)(6)	714	707
Total Corporate Bonds and Notes (Identified Cost $59,319)		62,566

Credit Linked Notes—1.6%
Iraq—1.6%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(10)(11)	89,489 JPY	548
(Counterparty: BOA) 3.540%, 1/6/28(10)(11)	147,289 JPY	901
(Counterparty: BOA) 4.079%, 1/1/28(10)(11)	196,640 JPY	1,194
Total Credit Linked Notes (Identified Cost $3,752)		2,643
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Total Long-Term Investments—119.5% (Identified Cost $184,952)		$195,187

Short-Term Investment—1.0%
Commercial Paper—1.0%
Nigeria OMO Bill 0.000%, 8/11/26(12)	2,330,000 NGN	1,633
Total Short-Term Investment (Identified Cost $1,629)		1,633

TOTAL INVESTMENTS—120.5% (Identified Cost $186,581)		$196,820
Other assets and liabilities, net—(20.5)%		(33,480)
NET ASSETS—100.0%		$163,340

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At May 31, 2026, these
securities amounted to a value of $60,318 or
36.9% of net assets.

(3)
This Note was issued for the sole purpose of
funding a leveraged loan between the issuer and
the borrower. As the credit risk for this security
lies solely with the borrower, the name
represented here is that of the borrower.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of May 31, 2026.
(6)	All or a portion is segregated as collateral for reverse repurchase agreements. On May 31, 2026, securities valued at $53,492 were pledged as collateral for reverse repurchase agreements.
(7)	Security in default; no interest payments are being received.
(8)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)
Variable rate security. Rate disclosed is as of
May 31, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(12)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
BOA	Bank of America
JPM	JPMorgan Chase Bank N.A.

For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PLN	Polish Zloty
RON	Romania New Leu
TRY	Turkish Lira
ZAR	South African Rand

Reverse Repurchase Agreements as of May 31, 2026 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	4.25%	05/28/26	$(1,412)
JPM	4.30	04/30/26	(2,779)
JPM	4.30	04/30/26	(3,535)
JPM	4.30	04/30/26	(591)
JPM	4.30	04/30/26	(730)
JPM	4.30	04/30/26	(4,927)
JPM	4.30	04/30/26	(723)
JPM	4.30	04/30/26	(1,104)
JPM	4.30	04/30/26	(1,060)
JPM	4.30	04/30/26	(2,363)
JPM	4.35	05/01/26	(693)
JPM	4.35	05/21/26	(2,744)
JPM	4.40	04/30/26	(4,708)
JPM	4.50	05/21/26	(1,235)
JPM	4.55	04/30/26	(5,342)
JPM	4.55	05/01/26	(3,269)
JPM	4.55	05/01/26	(5,995)
Total			$(43,210)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$129,978	$129,978	$—
Corporate Bonds and Notes	62,566	62,566	—
Commercial Paper	1,633	1,633	—
Credit Linked Notes	2,643	—	2,643
Total Assets	196,820	194,177	2,643
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements*	(43,210)	(43,210)	—
Total Liabilities	(43,210)	(43,210)	—
Total Investments	$153,610	$150,967	$2,643

*
Other financial instruments are derivative instruments reflected in the Schedule of Investments. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.

There were no securities valued using quoted prices (Level 1) at May 31, 2026.
Securities held by the Fund with an end of period value of $294 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2025:	$3,641	$255	$3,386
Accrued discount/(premium)	65	3	62
Net realized gain (loss)	(335)	—	(335)
Net change in unrealized appreciation (depreciation)(a)	249	36	213
Sales(b)	(683)	—	(683)
Transfers from Level 3(c)	(294)	(294)	—
Balance as of May 31, 2026	$2,643	$—	$2,643
(a) The net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026, was $213.
(b) Includes paydowns on securities.
(c) Transfers into and/or from represent the ending value as of May 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—1.4%
U.S. Treasury Bonds
4.625%, 2/15/55(2)	$1,215	$1,146
4.750%, 5/15/55(2)	2,875	2,767
U.S. Treasury Notes
4.500%, 11/15/33	730	739
4.125%, 2/15/36	750	731
Total U.S. Government Securities (Identified Cost $5,475)		5,383

Foreign Government Securities—5.7%
Arab Republic of Egypt
144A 8.625%, 2/4/30(3)	208	222
144A 5.875%, 2/16/31(3)	48	47
144A 6.875%, 4/30/40(3)	60	56
144A 8.500%, 1/31/47(3)	270	257
144A 8.750%, 9/30/51(3)	81	78
Benin Government International Bond 144A 7.960%, 2/13/38(3)	92	97
Bolivarian Republic of Venezuela
RegS 12.750%, 8/23/22(4)(5)	260	147
RegS 8.250%, 10/13/24(4)(5)	85	40
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	1,660 BRL	304
Series F 10.000%, 1/1/31	3,440 BRL	596
Bulgaria Government International Bond RegS 5.000%, 3/5/37(5)	46	45
Costa Rica Government
144A 6.550%, 4/3/34(3)	43	46
144A 7.300%, 11/13/54(3)	62	69
	Par Value(1)	Value

Foreign Government Securities—continued
Czech Republic Government Bond 1.750%, 6/23/32	20,590 CZK	$851
Dominican Republic
144A 4.875%, 9/23/32(3)	$57	54
144A 5.875%, 10/28/35(3)	134	132
144A 6.600%, 6/1/36(3)	113	117
144A 6.950%, 3/15/37(3)	157	165
RegS 6.950%, 3/15/37(5)	199	209
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(3)	133	134
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(3)(4)	41	43
Federative Republic of Brazil
6.000%, 10/20/33	316	318
6.625%, 3/15/35	195	201
6.250%, 5/22/36	37	37
Hungary Government International Bond
144A 5.500%, 6/16/34(3)	32	32
144A 6.000%, 9/26/35(3)	289	300
144A 5.500%, 3/26/36(3)	313	314
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	103	101
Kingdom of Bahrain
144A 7.375%, 5/14/30(3)	129	133
144A 5.625%, 5/18/34(3)	81	75
144A 6.625%, 10/6/37(3)	76	73
144A 7.100%, 2/3/38(3)	181	179
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Lebanon Government International Bond
RegS 6.100%, 10/4/22(4)(5)	$380	$97
RegS 7.000%, 3/23/32(4)(5)	207	54
Malaysia Government Bond 2.632%, 4/15/31	3,630 MYR	884
Mex Bonos Desarr
8.500%, 5/31/29	9,050 MXN	528
7.750%, 11/13/42	7,000 MXN	342
Oman Government International Bond
144A 6.250%, 1/25/31(3)	197	208
144A 6.500%, 3/8/47(3)	322	342
Republic of Angola
144A 8.000%, 11/26/29(3)	119	121
144A 8.750%, 4/14/32(3)	96	98
Republic of Argentina
0.750%, 7/9/30(6)	186	162
4.125%, 7/9/35(6)	299	230
3.500%, 7/9/41(6)	303	218
4.125%, 7/9/46(6)	534	393
Republic of Chile
4.950%, 1/5/36	395	392
3.100%, 5/7/41	76	58
5.330%, 1/5/54	47	45
Republic of Colombia
7.375%, 4/25/30	62	65
7.500%, 2/2/34	459	477
8.750%, 11/14/53	39	44
Republic of Ecuador
144A 9.250%, 1/29/39(3)	200	206
RegS 6.900%, 7/31/35(5)(6)	331	304
RegS 5.000%, 7/31/40(5)(6)	105	88
Republic of El Salvador
RegS 7.650%, 6/15/35(5)	78	80
RegS 7.625%, 2/1/41(5)	52	52
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Gabon 144A 6.625%, 2/6/31(3)	$157	$138
Republic of Ghana RegS 5.000%, 7/3/35(5)(6)	187	175
Republic of Guatemala RegS 6.250%, 8/15/36(5)	69	72
Republic of Indonesia
2.850%, 2/14/30	89	83
5.600%, 1/15/35	178	182
4.950%, 2/21/36	105	102
5.100%, 2/10/54	141	130
3.200%, 9/23/61	84	52
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	200	199
Republic of Kazakhstan
144A 4.412%, 10/28/30(3)	73	72
144A 5.500%, 7/1/37(3)	179	184
Republic of Kenya
144A 7.875%, 2/26/34(3)	103	100
144A 8.700%, 2/26/39(3)	120	117
Republic of Nigeria
144A 9.625%, 6/9/31(3)	73	82
144A 7.375%, 9/28/33(3)	163	168
144A 10.375%, 12/9/34(3)	152	183
144A 9.130%, 1/13/46(3)	93	104
Republic of Panama
3.875%, 3/17/28	85	84
5.227%, 2/23/34	50	50
6.700%, 1/26/36	54	58
8.000%, 3/1/38	199	235
Republic of Peru
3.000%, 1/15/34	109	94
5.375%, 2/8/35	246	249
5.500%, 3/30/36	58	58
5.875%, 8/8/54	179	175
3.600%, 1/15/72	139	88
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Philippines 3.700%, 3/1/41	$219	$176
Republic of Poland
5.750%, 11/16/32	87	92
4.875%, 10/4/33	153	153
5.375%, 2/12/35	100	102
5.375%, 4/14/36	190	191
5.500%, 4/4/53	35	32
Republic of Serbia 144A 5.500%, 5/6/36(3)	208	203
Republic of South Africa
5.375%, 7/24/44	54	46
5.650%, 9/27/47	196	165
8.750%, 2/28/48	15,100 ZAR	903
144A 7.100%, 11/19/36(3)	108	115
144A 6.125%, 12/11/37(3)	178	174
144A 7.950%, 11/19/54(3)	252	268
Republic of Sri Lanka 144A 3.600%, 6/15/35(3)(6)	246	196
Republic of Turkiye
9.125%, 7/13/30	262	288
6.375%, 5/22/31	59	59
7.125%, 2/12/32	44	45
7.250%, 5/29/32	44	45
6.300%, 3/14/33	43	42
7.625%, 5/15/34	272	284
6.800%, 11/4/36	119	116
6.625%, 2/17/45	178	159
Republic of Zambia 144A 5.750%, 6/30/33(3)(6)	80	80
Republica Orient Uruguay
5.100%, 6/18/50	141	130
4.975%, 4/20/55	68	61
Romanian Government International Bond
144A 5.875%, 1/30/29(3)	273	278
144A 7.125%, 1/17/33(3)	137	146
144A 6.375%, 1/30/34(3)	244	248
144A 5.750%, 7/4/36(3)	75	71
	Par Value(1)	Value

Foreign Government Securities—continued
Saudi International Bond
144A 4.875%, 7/18/33(3)	$193	$193
144A 4.875%, 1/12/36(3)	156	154
144A 4.500%, 10/26/46(3)	336	282
144A 3.750%, 1/21/55(3)	125	87
RegS 5.625%, 1/13/35(5)	240	251
Suriname Government International Bond 144A 8.500%, 11/6/35(3)	111	119
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(3)	2	2
Ukraine Government Bond
144A 4.500%, 2/1/29(3)(6)	64	53
144A 0.000%, 2/1/30(3)(6)	3	2
144A 4.000%, 2/1/32(3)(6)	162	133
144A 4.500%, 2/1/35(3)(6)	18	12
144A 4.500%, 2/1/36(3)(6)	4	3
RegS 0.000%, 2/1/30(5)(6)	8	5
RegS 4.000%, 2/1/32(5)(6)	262	215
RegS 0.000%, 2/1/34(5)(6)	28	15
RegS 4.500%, 2/1/36(5)(6)	7	5
United Mexican States
5.850%, 7/2/32	150	152
3.500%, 2/12/34	309	263
6.000%, 5/7/36	98	98
6.125%, 2/9/38	90	88
6.338%, 5/4/53	205	192
6.400%, 5/7/54	76	71
3.771%, 5/24/61	95	57
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Uzbekistan International Bond
144A 3.700%, 11/25/30(3)	$34	$32
144A 6.900%, 2/28/32(3)	152	162
Total Foreign Government Securities (Identified Cost $21,163)		21,708

Mortgage-Backed Securities—9.0%
Agency—4.3%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	723	700
Pool #SD8350 6.000%, 8/1/53	334	342
Pool #SD8492 5.000%, 1/1/55	3,344	3,292
Pool #SD8494 5.500%, 1/1/55	1,614	1,622
Pool #SL0019 5.500%, 1/1/55	1,939	1,949
Pool #SL0627 6.000%, 10/1/54	965	986
Pool #SL1127 6.000%, 12/1/54	1,196	1,222
Pool #SL4455 4.500%, 3/1/56	758	729
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	817	715
Pool #CB6857 4.500%, 8/1/53	340	327
Pool #FA0685 6.000%, 1/1/55	280	286
Pool #FA1728 6.000%, 10/1/53	1,063	1,093
Pool #FS4438 5.000%, 11/1/52	688	681
	Par Value(1)	Value

Agency—continued
Pool #FS7751 4.000%, 3/1/53	$1,253	$1,176
Pool #FS8791 6.000%, 8/1/54	400	409
Pool #MA4805 4.500%, 11/1/52	731	705
		16,234

Non-Agency—4.7%
A&D Mortgage Trust 2025-NQM2, A1 144A 5.790%, 6/25/70(3)(7)	279	281
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(7)	134	130
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.371%, 6/15/40(3)(7)	435	437
AMSR Trust 2021-SFR3, D 144A 2.177%, 10/17/38(3)	260	257
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(3)(7)	377	376
2023-1, A1 144A 4.750%, 9/26/67(3)(7)	306	305
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(7)	171	166
2019-2, A1 144A 3.347%, 4/25/49(3)(7)	66	64
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.925%, 7/15/37(3)(7)	375	363
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	210	212
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.019%, 3/15/41(3)(7)	$336	$336
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(3)(7)	315	298
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.170%, 3/15/30(3)(7)	260	259
CENT 2025-CITY, A 144A 4.920%, 7/10/40(3)(7)	325	325
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(3)(7)	185	174
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(7)	307	289
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(7)	64	64
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	400	374
2022-1, A 144A 4.744%, 6/17/55(3)(7)	178	179
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(7)	204	183
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(3)(7)	191	176
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(7)	13	12
	Par Value(1)	Value

Non-Agency—continued
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(3)(7)	$317	$317
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(3)(7)	470	472
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(3)	330	328
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(3)(7)	150	153
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(3)(7)	370	378
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 5.380%, 5/25/67(3)(7)	303	302
IRV Trust 2025-200P, B 144A 5.440%, 3/14/47(3)(7)	130	129
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(3)(7)	430	434
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.497%, 10/25/29(3)(7)	205	199
2017-3, 2A2 144A 2.500%, 8/25/47(3)(7)	48	42
2017-4, A13 144A 3.500%, 11/25/48(3)(7)	321	291
2025-NQM2, A1 144A 5.567%, 9/25/65(3)(7)	191	192
2026-ACES1, A1 144A 4.894%, 4/25/66(3)(7)	374	370
MetLife Securitization Trust
2017-1A, M1 144A 3.342%, 4/25/55(3)(7)	241	217
2019-1A, A1A 144A 3.750%, 4/25/58(3)(7)	16	16
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
MFA Trust
2022-NQM2, A1 144A 5.000%, 5/25/67(3)(7)	$303	$296
2024-NQM2, A1 144A 5.272%, 8/25/69(3)(7)	199	199
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(7)	354	328
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(3)	445	427
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(7)	23	22
2016-4A, A1 144A 3.750%, 11/25/56(3)(7)	14	13
2026-NQM3, A1 144A 4.833%, 2/25/66(3)(7)	263	261
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(7)	400	396
NYMT Loan Trust 2026-INV2, A1 144A 5.475%, 4/25/61(3)(7)	259	260
OBX Trust
2024-NQM16, A1 144A 5.530%, 10/25/64(3)(7)	280	282
2025-NQM4, A1 144A 5.400%, 2/25/55(3)(7)	270	270
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.857%, 6/25/26(3)(7)	20	20
PMT Loan Trust
2025-INV3, A3 144A 5.500%, 3/25/56(3)(7)	292	292
2025-INV7, A7 144A 6.000%, 6/25/56(3)(7)	188	189
	Par Value(1)	Value

Non-Agency—continued
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(7)	$147	$128
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(3)(7)	400	403
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(3)	225	228
2024-CNTR, C 144A 6.471%, 11/13/41(3)	330	339
Sequoia Mortgage Trust 2013-8, B1 3.478%, 6/25/43(7)	45	44
Towd Point Mortgage Trust
2016-4, B1 144A 3.915%, 7/25/56(3)(7)	480	466
2017-1, M1 144A 3.750%, 10/25/56(3)(7)	346	342
2017-4, A2 144A 3.000%, 6/25/57(3)(7)	610	581
2018-6, A2 144A 3.750%, 3/25/58(3)(7)	480	442
2019-2, A2 144A 3.750%, 12/25/58(3)(7)	515	467
2019-4, A2 144A 3.250%, 10/25/59(3)(7)	445	405
2021-1, A2 144A 2.750%, 11/25/61(3)(7)	465	405
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(3)	660	632
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	185	184
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(3)(7)	143	144
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	$18	$18
2022-1, A2 144A 5.850%, 8/25/57(3)(7)	166	165
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(7)	101	88
		17,836

Total Mortgage-Backed Securities (Identified Cost $34,695)		34,070

Asset-Backed Securities—5.2%
Automobiles—1.8%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(3)	462	468
2025-1A, A2 144A 4.920%, 5/15/29(3)	214	214
Avis Budget Rental Car Funding LLC (AESOP) 2024-2A, D 144A 7.430%, 10/20/28(3)	336	340
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	380	380
Carvana Auto Receivables Trust 2023-N4, C 144A 6.590%, 2/11/30(3)	485	494
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	530	538
FinBe USA Trust 2025-1A, A 144A 5.700%, 12/15/28(3)	192	191
Flagship Credit Auto Trust 2024-1, D 144A 6.300%, 4/15/30(3)	250	235
	Par Value(1)	Value

Automobiles—continued
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(3)	$550	$553
2023-2A, D 144A 6.300%, 2/15/31(3)	450	455
2023-4A, C 144A 6.760%, 3/15/29(3)	412	419
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(3)	425	424
Lobel Automobile Receivables Trust 2026-1, B 144A 5.530%, 4/16/29(3)	370	370
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	410	411
SAFCO Auto Receivables Trust 2025-1A, C 144A 5.750%, 11/11/30(3)	390	387
U.S. Bank N.A. 2026-RVM1, C 144A 5.595%, 12/25/46(3)	255	254
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	300	306
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(3)	360	362
		6,801

Other—3.4%
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(3)	340	343
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	347	350
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(3)	217	218
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	$249	$244
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(3)	372	375
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	87	85
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(3)(7)	363	359
DataBank Issuer 2026-1A, A2 144A 5.811%, 2/25/56(3)	300	299
Dext ABS LLC 2023-2, B 144A 6.410%, 5/15/34(3)	405	408
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(3)(7)	201	201
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(3)	451	459
Jersey Mike’s Funding LLC 2026-1A, A2I 144A 4.952%, 2/15/56(3)	449	443
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(3)	225	222
Libra Solutions LLC
2024-1A, A 144A 5.880%, 9/30/38(3)	350	349
2025-1A, A 144A 6.355%, 8/15/39(3)	450	449
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(3)	375	377
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(3)	365	368
	Par Value(1)	Value

Other—continued
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	$27	$27
NMEF Funding LLC 2026-A, C 144A 4.710%, 2/15/34(3)	370	368
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(3)	31	31
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(3)	365	371
PRET LLC 2026-NPL5, A1 144A 5.710%, 4/25/56(3)(7)	273	273
RCKT Mortgage Trust
2024-CES1, A1A 144A 6.025%, 2/25/44(3)(7)	127	127
2024-CES3, A1A 144A 6.591%, 5/25/44(3)(7)	181	182
2025-CES5, A1A 144A 5.687%, 5/25/55(3)(7)	176	177
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(3)(7)	264	264
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(3)	420	410
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(3)	350	351
Switch ABS Issuer LLC 2025-1A, A2 144A 5.036%, 3/25/55(3)	410	401
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(3)	380	375
Tesla Sustainable Energy Business Trust 2026-1A, A 144A 5.310%, 5/20/52(3)	370	371
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(3)(7)	$318	$316
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(3)	365	367
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(3)	364	366
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(3)	157	158
2025-ST5, A 144A 4.794%, 9/15/32(3)	229	229
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(3)	274	273
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	339	334
VCAT LLC
2026-NPL2, A1 144A 5.062%, 2/25/56(3)(7)	273	272
2026-NPL3, A1 144A 5.567%, 5/25/56(3)	215	215
VFI ABS LLC 2025-1A, C 144A 5.600%, 4/24/31(3)	300	300
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(3)	160	161
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	545	519
		12,787

Student Loan—0.0%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(3)	207	211
Total Asset-Backed Securities (Identified Cost $19,758)		19,799
	Par Value(1)	Value

Corporate Bonds and Notes—13.3%
Communication Services—0.8%
Altice France S.A. 144A 6.500%, 10/15/31(3)	$229	$222
CCO Holdings LLC 144A 4.750%, 3/1/30(2)(3)	240	227
CMG Media Corp. 144A 8.875%, 6/18/29(3)	350	281
CSC Holdings LLC
144A 11.750%, 1/31/29(3)	250	158
144A 4.125%, 12/1/30(3)	180	103
DIRECTV Financing LLC
144A 5.875%, 8/15/27(3)	11	11
144A 8.875%, 2/1/30(2)(3)	110	112
144A 8.875%, 2/1/30(2)(3)	25	26
144A 9.250%, 6/1/32(2)(3)	20	21
DISH Network Corp. 144A 11.750%, 11/15/27(2)(3)	150	155
Gray Media, Inc. 144A 9.625%, 7/15/32(3)	185	183
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	10	10
Meta Platforms, Inc. 5.750%, 11/15/65(2)	240	220
Pioneer Opco LLC 144A 7.000%, 5/15/33(2)(3)	30	31
Playtika Holding Corp. 144A 4.250%, 3/15/29(2)(3)	115	103
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(2)(3)	90	90
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	160	164
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	115	114
144A 6.875%, 3/15/34(2)(3)	90	89
Telesat Canada 144A 6.500%, 10/15/27(3)	270	178
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	$10	$10
Univision Communications, Inc. 144A 8.875%, 4/15/33(2)(3)	190	189
Verizon Communications, Inc. 6.200%, 5/14/56(2)	215	218
		2,915

Consumer Discretionary—0.8%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(2)(3)	55	56
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(2)	25	26
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)(3)	250	255
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	125	118
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52(2)	415	300
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	137	146
Forvia SE 144A 6.750%, 9/15/33(2)(3)	175	176
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(3)	150	146
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(3)	283	275
Murphy Oil USA, Inc. 144A 5.875%, 6/1/34(2)(3)	225	226
Newell Brands, Inc. 6.625%, 9/15/29(2)	205	205
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(2)(3)	150	150
	Par Value(1)	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	$165	$160
Risewell Homes, Inc.
144A 9.250%, 10/1/29(2)(3)	165	172
144A 8.500%, 11/1/30(2)(3)	20	20
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)(3)	10	10
Under Armour, Inc. 144A 7.250%, 7/15/30(2)(3)	125	127
Wayfair LLC
144A 6.750%, 11/15/32(2)(3)	65	66
144A 7.125%, 5/31/34(2)(3)	15	15
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	215	210
		2,859

Consumer Staples—0.2%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)(3)	145	141
144A 5.750%, 3/31/34(2)(3)	25	24
Chobani LLC 144A 6.375%, 4/15/34(3)	115	117
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	273	285
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)(3)	160	163
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	145	145
		875

See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—2.2%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	$190	$199
APA Corp. 6.750%, 2/15/55(2)	220	231
BP Capital Markets plc 4.875% (2)(8)	167	165
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)(3)	30	30
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	95	98
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	210	220
Enbridge, Inc. 8.500%, 1/15/84(2)	260	297
Energy Transfer LP Series H 6.500% (2)(8)	350	351
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(3)	312	288
Genesis Energy LP
8.875%, 4/15/30(2)	245	257
6.750%, 3/15/34(2)	35	35
Geopark Ltd. 144A 8.750%, 1/31/30(3)	67	67
Harbour Energy plc 144A 6.327%, 4/1/35(2)(3)	265	273
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)(3)	275	289
HF Sinclair Corp. 6.250%, 1/15/35(2)	205	213
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)(3)	305	303
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)(3)	276	288
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(2)	239	279
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)(3)	95	98
	Par Value(1)	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	$200	$207
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(3)(9)	105	— (10)
Occidental Petroleum Corp. 6.200%, 3/15/40(2)	255	268
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	213	190
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(4)(5)	730	337
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(5)	70	59
Petroleos Mexicanos
6.840%, 1/23/30	100	103
6.700%, 2/16/32	120	121
6.950%, 1/28/60	228	189
6.350%, 2/12/48	92	75
Petronas Capital Ltd. 144A 5.848%, 4/3/55(3)	154	161
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)(3)	120	125
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	475	420
SM Energy Co. 144A 6.625%, 4/15/34(2)(3)	35	35
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(2)(3)	35	36
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55(2)	285	304
Sunoco LP
144A 5.625%, 3/15/31(2)(3)	90	90
144A 5.375%, 7/15/31(2)(3)	10	10
144A 5.875%, 3/15/34(2)(3)	60	60
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
144A 5.625%, 7/15/34(2)(3)	$20	$20
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	330	331
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	135	145
TransCanada PipeLines Ltd. 6.375%, 10/17/56(2)	25	25
Transocean International Ltd.
144A 8.250%, 5/15/29(3)	50	52
144A 8.750%, 2/15/30(2)(3)	70	73
144A 8.500%, 5/15/31(3)	160	169
144A 7.875%, 10/15/32(2)(3)	10	11
Venture Global LNG, Inc.
144A 9.000%(2)(3)(8)	100	99
144A 9.875%, 2/1/32(2)(3)	205	219
Western Midstream Operating LP 5.250%, 2/1/50(2)	305	266
YPF S.A. 144A 9.500%, 1/17/31(3)	62	66
		8,247

Financials—5.1%
Acrisure LLC
144A 8.250%, 2/1/29(3)	130	128
144A 6.000%, 8/1/29(3)	210	197
AerCap Ireland Capital DAC
6.950%, 3/10/55(2)	150	155
6.500%, 1/31/56(2)	145	148
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	165	170
Allianz SE 144A 6.350%, 9/6/53(2)(3)	250	261
Ally Financial, Inc. 8.000%, 11/1/31(2)	260	290
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	515	376
Altice France Lux 3 144A 10.000%, 1/15/33(3)	40	39
	Par Value(1)	Value

Financials—continued
American Express Co. 5.625%, 7/28/34(2)	$258	$264
American National Group, Inc. 7.000%, 12/1/55(2)	57	56
Apollo Debt Solutions BDC
6.900%, 4/13/29(2)	75	77
5.875%, 8/30/30(2)	85	84
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	265	257
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(3)	5	5
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	150	154
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)(3)	344	323
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)(3)	300	295
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)(3)	145	148
144A 6.250%, 2/15/34(2)(3)	55	53
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	70	71
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	51	52
Banco de Credito e Inversiones S.A. 144A 7.500% (3)(8)	44	47
Banco Mercantil del Norte S.A.
144A 5.875%(3)(8)	39	39
144A 6.625%(3)(8)	42	41
Bank of America Corp. 5.518%, 10/25/35(2)	310	312
Barclays plc 7.437%, 11/2/33(2)	234	262
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(3)	$67	$72
Blackstone Private Credit Fund 5.250%, 4/1/30(2)	220	214
Block, Inc.
6.500%, 5/15/32(2)	165	168
144A 6.000%, 8/15/33(2)(3)	50	50
Blue Owl Finance LLC 3.125%, 6/10/31(2)	250	221
BPCE S.A. 144A 7.003%, 10/19/34(2)(3)	250	273
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(3)	285	282
Capital One Financial Corp.
2.359%, 7/29/32(2)	190	164
6.377%, 6/8/34(2)	145	154
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	155	160
Charles Schwab Corp. (The) Series H 4.000% (8)	249	233
Cipher Compute LLC 144A 7.125%, 11/15/30(2)(3)	125	130
Citadel Finance LLC
144A 4.750%, 2/14/29(2)(3)	205	202
144A 5.150%, 2/14/31(2)(3)	20	20
Citigroup, Inc.
6.270%, 11/17/33(2)	84	90
6.174%, 5/25/34(2)	212	222
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(3)	65	68
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	321	320
	Par Value(1)	Value

Financials—continued
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(3)	$185	$169
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)(3)	85	86
Deutsche Bank AG 5.060%, 4/14/32(2)	260	260
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)(3)	225	214
Eldik Bank OAO 144A 8.500%, 4/23/31(3)	193	192
Endo Finance Holdings LP 144A 8.500%, 4/15/31(3)	185	197
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	220	224
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	270	267
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)(3)	135	137
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	65	63
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(3)	72	71
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	169	188
144A 7.950%, 10/15/54(2)(3)	85	86
Global Payments, Inc. 5.550%, 11/15/35(2)	225	220
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35(2)	80	81
6.450%, 5/1/36(2)	220	235
5.065%, 1/21/37(2)	9	9
Grifols S.A. 144A 4.750%, 10/15/28(3)	245	241
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	$100	$103
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(2)	281	288
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	275	282
Icon Investments Six DAC 6.000%, 5/8/34(2)	265	271
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)(3)	235	238
ION Platform Finance U.S., Inc. 144A 9.500%, 5/30/29(2)(3)	155	145
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	285	286
JPMorgan Chase & Co.
5.576%, 7/23/36(2)	235	239
1.953%, 2/4/32(2)	300	265
KeyCorp 6.401%, 3/6/35(2)	241	257
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	185	183
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)(3)	200	206
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(3)	30	29
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(2)(3)	45	45
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	265	265
Morgan Stanley
6.342%, 10/18/33(2)	202	216
5.948%, 1/19/38(2)	133	138
MSCI, Inc. 144A 3.625%, 9/1/30(2)(3)	286	271
	Par Value(1)	Value

Financials—continued
National Australia Bank Ltd. 144A 5.625%, 6/4/37(3)	$295	$295
Nationstar Mortgage Holdings LLC 144A 5.750%, 11/15/31(2)(3)	225	227
NatWest Group plc 6.475%, 6/1/34	260	270
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	215	223
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	260	270
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(2)(3)	40	42
OneMain Finance Corp.
6.125%, 5/15/30(2)	35	35
7.125%, 11/15/31(2)	210	213
6.750%, 9/15/33(2)	35	34
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	250	258
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36(2)	195	200
5.423%, 1/25/41(2)	90	88
Prudential Financial, Inc.
5.125%, 3/1/52(2)	148	145
6.750%, 3/1/53(2)	140	148
Reinsurance Group of America, Inc. 6.650%, 9/15/55(2)	260	262
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)(3)	35	35
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	150	152
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(3)(4)(9)	63	— (10)
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(3)	250	259
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(2)	$160	$160
State Street Corp.
6.123%, 11/21/34(2)	90	95
Series I 6.700%(2)(8)	200	206
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)(3)	255	257
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)(3)	300	299
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(3)	115	115
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)(3)	125	123
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(2)(3)	30	31
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	239	248
UBS Group AG
144A 7.000%(2)(3)(8)	225	227
144A 4.988%, 8/5/33(2)(3)	114	113
Veon Midco B.V. 144A 6.950%, 6/1/31(3)	37	37
Wells Fargo & Co. 5.389%, 4/24/34	310	316
		19,397

Health Care—0.9%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)(3)	300	292
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)(3)	10	10
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	95	98
	Par Value(1)	Value

Health Care—continued
Baxter International, Inc. 3.132%, 12/1/51(2)	$495	$293
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)(3)	10	10
Centene Corp. 3.375%, 2/15/30(2)	210	195
CVS Health Corp. 6.750%, 12/10/54(2)	222	231
Dentsply Sirona, Inc. 3.250%, 6/1/30	308	285
GENMAB A/S
144A 6.250%, 12/15/32(3)	10	10
144A 7.250%, 12/15/33(3)	15	16
HCA, Inc. 5.500%, 6/1/33	239	244
LifePoint Health, Inc.
144A 5.375%, 1/15/29(3)	180	174
144A 9.875%, 8/15/30(2)(3)	145	153
144A 10.000%, 6/1/32(3)	110	113
Medline Borrower LP 144A 5.250%, 10/1/29(2)(3)	300	300
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	20	20
Organon & Co.
144A 4.125%, 4/30/28(2)(3)	180	178
144A 5.125%, 4/30/31(2)(3)	35	35
144A 7.875%, 5/15/34(2)(3)	30	32
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(3)	170	178
Smith & Nephew plc 5.400%, 3/20/34(2)	260	264
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)(3)	35	35
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Universal Health Services, Inc. 2.650%, 1/15/32(2)	$322	$282
		3,448

Industrials—1.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(3)	120	117
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)(3)	367	368
APi Group DE, Inc. 144A 5.750%, 6/1/34(2)(3)	65	65
Aviation Capital Group LLC 144A 4.875%, 1/28/33(2)(3)	195	189
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)(3)	240	240
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)(3)	5	5
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	285	288
Clarios Global LP
144A 6.750%, 2/15/30(2)(3)	10	10
144A 6.750%, 9/15/32(3)	50	51
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	278	254
Esab Corp. 144A 5.625%, 4/1/31(2)(3)	25	25
Flowserve Corp. 5.700%, 5/15/36(2)	70	70
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(2)(3)	170	176
Garda World Security Corp. 144A 8.375%, 11/15/32(3)	190	197
	Par Value(1)	Value

Industrials—continued
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	$215	$226
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)(3)	115	120
Granite Construction, Inc. 144A 6.375%, 6/15/34(3)	5	5
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)(3)	60	63
144A 6.000%, 3/15/34(2)(3)	15	15
Icahn Enterprises LP
5.250%, 5/15/27(2)	40	40
144A 10.000%, 11/15/29(2)(3)	220	220
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	300	185
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)(3)	270	276
144A 10.375%, 5/15/31(2)(3)	20	21
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)(3)	125	122
Stanley Black & Decker, Inc. 6.707%, 3/15/60(2)	210	208
TransDigm, Inc.
144A 6.625%, 3/1/32(2)(3)	290	298
144A 6.125%, 7/31/34(2)(3)	30	30
United Airlines Holdings, Inc.
4.875%, 3/1/29(2)	115	113
5.375%, 3/1/31(2)	10	10
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(2)	270	280
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	$420	$418
VoltaGrid LLC 144A 7.375%, 11/1/30(2)(3)	140	146
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(2)(3)	80	79
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(3)	55	55
		4,985

Information Technology—0.3%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(3)	265	262
Gartner, Inc. 144A 3.750%, 10/1/30(2)(3)	235	216
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(3)(9)	100	92
HUT 8 DC LLC 144A 6.192%, 11/15/42(2)(3)	125	127
Nokia Oyj 6.625%, 5/15/39	70	74
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(2)(3)	295	295
WULF Compute LLC 144A 7.750%, 10/15/30(2)(3)	125	131
		1,197

Materials—0.8%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)(9)	565	11
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	415	410
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	185	189
	Par Value(1)	Value

Materials—continued
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)(3)	$190	$196
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	233	240
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	79	79
INEOS Finance plc 144A 7.500%, 4/15/29(2)(3)	145	144
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	240	240
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(3)	250	240
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	230	231
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(3)(11)	76	76
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)(3)	10	10
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(3)	100	104
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(3)	90	99
Westlake Corp. 5.550%, 11/15/35(2)	225	224
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	319	306
WS Escrow LLC 144A 7.750%, 6/1/33(3)	15	15
		2,814

Real Estate—0.1%
Forestar Group, Inc. 144A 6.500%, 3/15/33(2)(3)	145	146
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)(3)	180	183
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Real Estate—continued
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)(3)	$125	$125
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(5)	77	79
		533

Utilities—0.8%
AES Corp. (The) 7.600%, 1/15/55(2)	175	179
Alpha Generation LLC 144A 6.250%, 1/15/34(2)(3)	70	69
CMS Energy Corp. 4.750%, 6/1/50(2)	366	360
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	52	55
Dominion Energy, Inc.
6.200%, 2/15/56(2)	145	146
Series B 7.000%, 6/1/54	130	138
Electricite de France S.A. 144A 6.900%, 5/23/53(3)	206	223
ENEL Finance International N.V. 144A 7.500%, 10/14/32(3)	196	220
Entergy Corp. 7.125%, 12/1/54	290	301
Eskom Holdings 144A 8.450%, 8/10/28(3)	101	106
Ferrellgas LP 144A 5.875%, 4/1/29(2)(3)	275	270
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	55	57
144A 8.375%, 2/15/32(2)(3)	240	252
NRG Energy, Inc.
144A 7.000%, 3/15/33(2)(3)	223	242
144A 6.125%, 5/15/36(3)	65	65
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)(3)	85	84
	Par Value(1)	Value

Utilities—continued
Vistra Corp. 144A 8.000% (2)(3)(8)	$190	$192
		2,959

Total Corporate Bonds and Notes (Identified Cost $50,589)		50,229

Leveraged Loans—3.1%
Aerospace—0.2%
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.500%) 6.120% - 6.166%, 7/1/31(7)	35	35
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.460%, 4/1/32(7)	25	25
Pac Dac LLC (3 month Term SOFR + 3.250%) 6.910%, 10/28/30(7)	105	103
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.700%, 3/18/30(7)	347	348
Transdigm, Inc. Tranche N (1 month Term SOFR + 2.500%) 6.120%, 2/13/33(7)	30	30
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.440%, 4/1/31(7)	50	49
		590

Chemicals—0.1%
Basf Coatings Tranche B 0.000%, 5/6/33(7)(12)	54	54
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.870%, 2/19/30(7)	159	150
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.120%, 12/31/29(7)	$99	$98
Nouryon Finance B.V. 2024, Tranche B-1 (6 month Term SOFR + 3.250%) 6.940%, 4/3/28(7)	158	158
		460

Consumer Durables—0.1%
Cimpress plc 2026, Tranche B-1 0.000%, 6/3/33(7)(12)	20	20
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.620%, 5/21/32(7)	95	95
White Cap Supply Holdings LLC
Tranche C (1 month Term SOFR + 3.250%) 6.870%, 10/19/29(7)	113	112
Tranche D (1 month Term SOFR + 3.500%) 7.120%, 2/10/33(7)	60	59
		286

Consumer Non-Durables—0.1%
AI Aqua Merger Sub, Inc. 2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.119% - 6.164%, 7/30/28(7)	114	114
Albion Financing 3 S.a.r.l. 2025, Tranche A (2 month Term SOFR + 3.000%) 6.630%, 5/21/31(7)	88	89
		203

	Par Value(1)	Value

Energy—0.1%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.640%, 1/30/32(7)	$78	$78
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.630%, 9/29/32(7)	140	140
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.930%, 2/11/33(7)	115	115
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.120%, 4/1/32(7)	90	91
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.160%, 2/16/28(7)	125	125
		549

Financials—0.1%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.620%, 11/6/30(7)	113	107
Alliant Holdings Intermediate LLC 2025 0.000%, 9/19/31(7)(12)	20	20
Ardonagh Group Finco Pty Ltd. 2025, Tranche B 0.000%, 2/15/31(7)(12)	70	69
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.120%, 6/13/31(7)	125	123
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.120%, 9/15/31(7)	$129	$127
		446

Food / Tobacco—0.1%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.620%, 12/23/30(7)	149	149
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 7.969% - 7.975%, 8/2/28(4)(9)	82	2
(1 month Term SOFR + 4.850%) 8.480%, 8/2/28(4)(9)	189	2
(1 month Term SOFR + 8.100%) 11.750%, 8/2/28(4)(9)	36	17
(1 month Term SOFR + 9.600%) 13.250%, 6/1/26(7)(9)	42	33
Pegasus Bidco B.V. 2025 (3 month Term SOFR + 2.750%) 6.400%, 7/12/29(7)	65	65
Red SPV LLC (1 month Term SOFR + 2.250%) 5.830%, 3/15/32(7)	124	124
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.660%, 10/29/32(7)	35	35
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.870%, 2/4/33(7)	80	80
		507

	Par Value(1)	Value

Food and Drug—0.0%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.390%, 1/27/32(7)	$79	$80
Forest Prod / Containers—0.0%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.180%) 6.800%, 4/13/29(7)	90	88
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.870%, 1/26/33(7)	15	15
		103

Gaming / Leisure—0.2%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.410%, 3/29/32(7)	110	111
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.620%, 8/30/30(7)	181	181
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.200%, 11/12/29(7)	87	74
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(7)(12)	70	70
Pioneer Opco LLC Tranche B (1 month Term SOFR + 3.250%) 6.880%, 5/16/33(7)	35	35
Playtika Holding Corp. Tranche B-1 0.000%, 3/13/28(7)(12)	75	73
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Gaming / Leisure—continued
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.950%, 12/30/32(7)	$75	$73
		617

Health Care—0.4%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.580%, 5/1/30(7)	58	56
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.000%) 6.620%, 8/2/32(7)	45	45
Argent Finco LLC Tranche B 0.000%, 11/12/32(7)(12)	30	30
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.370%, 1/15/31(7)	117	118
CHG Healthcare Services, Inc. (1-3 month Term SOFR + 3.000%) 6.620% - 6.657%, 9/29/31(7)	30	30
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.160%, 11/8/32(7)	120	120
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.400%, 5/1/31(7)	67	63
Financiere Mendel (3 month Term SOFR + 2.750%) 6.390%, 11/8/30(7)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.800%, 10/1/27(7)	133	131
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.700%, 12/10/32(7)	24	24
	Par Value(1)	Value

Health Care—continued
Global Medical Response, Inc. (1 month Term SOFR + 3.250%) 6.850%, 10/1/32(7)	$101	$102
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.190%, 4/14/33(7)	130	131
Heartland Dental LLC 2025 0.000%, 8/25/32(7)(12)	20	20
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.920%, 4/7/33(7)	90	89
Lannett Co., Inc. First Lien (3 month Term SOFR + 0.000%) 2.000%, 6/16/30(9)	18	15
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.420%, 5/16/31(7)	123	122
Tranche B-2 (3 month Term SOFR + 3.500%) 7.180%, 5/16/31(7)	30	29
Lumexa Imaging, Inc. (3 month Term SOFR + 3.000%) 6.700%, 12/17/32(7)	55	55
Modivcare, Inc. (3 month Term SOFR + 5.000%) 7.950%, 12/2/30(7)	6	5
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.120%, 12/12/31(7)	40	40
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.200%, 6/30/32(7)	75	74
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.160%, 12/4/31(7)	$60	$60
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.700%, 9/27/30(7)	69	69
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.510%) 8.190%, 11/20/29(7)	225	212
		1,670

Housing—0.1%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.370%, 9/8/32(7)	82	83
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.450%, 9/24/32(7)	70	70
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.700%, 1/17/32(7)	111	111
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.430%, 6/6/31(7)	85	68
		332

Information Technology—0.4%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.200%, 2/23/32(7)	20	20
	Par Value(1)	Value

Information Technology—continued
Tranche B-1 (3 month Term SOFR + 2.250%) 5.950%, 2/24/31(7)	$129	$128
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.950%, 7/6/29(7)	145	66
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.950%, 3/21/31(7)	113	106
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.880%, 1/14/33(7)	50	50
Connectwise LLC (3 month Term SOFR + 3.760%) 7.460%, 9/29/28(7)	173	162
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.100%, 11/6/31(7)	53	54
Delta TopCo, Inc. (3 month Term SOFR + 2.750%) 6.420%, 11/30/29(7)	75	72
Finastra USA, Inc. (3 month Term SOFR + 4.000%) 7.670%, 9/15/32(7)	75	70
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.120%, 1/30/32(7)	109	105
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.450%, 10/7/32(7)	110	85
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.410%, 12/5/31(7)	80	78
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.700%, 8/31/28(7)	$173	$169
RealPage, Inc. First Lien (3 month Term SOFR + 3.260%) 6.960%, 4/24/28(7)	75	72
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.370%, 11/28/28(7)	117	113
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.910%, 2/10/31(7)	114	110
		1,460

Manufacturing—0.2%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 2.750%) 6.450%, 6/23/30(7)	163	163
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.200%, 2/3/33(7)	48	49
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.900%, 9/30/31(7)	34	30
Glatfelter Corp. Tranche B (1 month Term SOFR + 4.250%) 7.870%, 11/4/31(7)	94	93
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.650%, 12/2/31(7)	123	123
	Par Value(1)	Value

Manufacturing—continued
Resilience Parent LLC (1-3 month Term SOFR + 2.500%) 6.130%, 2/28/33(7)	$70	$70
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.380%, 4/30/30(7)	114	115
		643

Media / Telecom - Broadcasting—0.1%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.300%, 6/18/29(7)	130	117
Discovery Global Holdings, Inc. 0.000%, 6/3/33(7)(12)	40	40
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 6.760%, 12/1/28(7)	87	87
Sinclair Television Group, Inc. Tranche B-7 (1 month Term SOFR + 4.200%) 7.820%, 12/31/30(7)	85	76
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.610%) 7.230%, 1/31/29(7)	127	127
		447

Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.870%, 9/18/30(7)	96	79
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.510%) 9.180%, 8/2/29(7)	$166	$167
Eagle Broadband Investments LLC (3 month Term SOFR + 3.260%) 6.960%, 11/12/27(7)	298	239
		485

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.660%, 10/30/30(7)	98	97
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.370%, 8/6/31(7)	72	72
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.770%, 2/3/33(7)	150	148
		317

Media / Telecom - Telecommunications—0.1%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.130%) 7.800%, 5/1/28(7)	186	186
Media / Telecom - Wireless Communications—0.0%
Viasat, Inc. (1 month Term SOFR + 4.610%) 8.220%, 3/2/29(7)	156	157
	Par Value(1)	Value

Metals / Minerals—0.0%
Worthington Steel, Inc. 0.000%, 6/1/33(7)(12)	$95	$95
Retail—0.0%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.870%, 6/11/31(7)	75	75
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.950%, 2/3/31(7)	60	59
		134

Service—0.4%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.620%, 8/12/32(7)	85	85
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.870%, 8/20/32(7)	129	130
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.620%, 12/11/28(7)	94	92
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.870%, 5/31/28(7)	93	93
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.870%, 7/9/32(7)	128	128
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.660%, 2/9/33(7)	80	80
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.920%, 1/9/32(7)	35	35
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.420%, 2/1/29(7)	$127	$126
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.170%, 3/3/32(7)	40	40
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.450%, 6/12/30(7)	92	87
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.010%, 10/27/31(7)	108	106
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(7)	223	207
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.430%, 12/31/32(7)	74	74
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.770%, 11/2/27(7)	115	110
Vantor Holdings, Inc. (3 month Term SOFR + 4.500%) 8.120%, 3/3/33(7)	90	90
		1,483

Transportation - Automotive—0.1%
Mavis Tire Express Services Topco Corp. (3 month Term SOFR + 3.250%) 6.920%, 5/6/33(7)	115	115
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.120%, 1/30/31(7)	151	150
		265

	Par Value(1)	Value

Utilities—0.1%
Potomac Energy Center LLC (3 month Term SOFR + 2.750%) 6.410%, 8/5/32(7)	$124	$125
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.650%, 1/27/31(7)	113	113
		238

Total Leveraged Loans (Identified Cost $12,238)		11,753

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 8.393%(2)(3)	310 (13)	305
Total Preferred Stock (Identified Cost $310)		305

Common Stocks—102.6%
Communication Services—1.4%
Altice Luxembourg S.A.(9)(14)	167	3
Atento Luxco 1 S.A.(9)(14)	4,451	89
Cellnex Telecom S.A.(2)	152,318	5,120
		5,212

Consumer Discretionary—0.0%
MYT Holding LLC Class B(9)(14)	22,362	6
NMG Parent LLC Escrow(9)(14)	368	—
West Marine(9)(14)	475	—
		6

Energy—15.7%
Cheniere Energy, Inc.(2)	26,271	5,907
DT Midstream, Inc.(2)	22,119	3,096
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
	Shares	Value

Energy—continued
Enbridge, Inc.(2)	120,866	$6,616
Keyera Corp.(2)	127,915	5,306
ONEOK, Inc.(2)	78,108	6,556
Targa Resources Corp.(2)	36,625	9,342
TC Energy Corp.(2)	135,360	9,018
Williams Cos., Inc. (The)(2)	187,780	13,406
		59,247

Health Care—0.0%
Endo GUC Trust Class A Escrow(9)(14)	7,168	—
Lannett Co., Inc.(9)(14)	3,742	59
Modivcare(9)(14)	1,781	10
		69

Industrials—31.2%
Aena SME S.A.(2)	834,843	24,247
Canadian Pacific Kansas City Ltd.	147,182	13,142
Central Japan Railway Co.	153,000	3,342
CSX Corp.	284,914	12,895
Ferrovial N.V.	93,248	6,385
Flughafen Zurich AG Registered Shares(2)	36,414	11,056
GEK TERNA S.A.	107,477	5,360
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B	288,100	3,619
Norfolk Southern Corp.	12,894	3,932
Transurban Group	998,671	10,753
Union Pacific Corp.	75,203	19,751
Vinci S.A.	26,036	3,798
		118,280

Materials—0.0%
Klockner Pentaplast(9)(14)	17,712	26
Real Estate—4.6%
American Tower Corp.(2)	50,914	9,519
Crown Castle, Inc.(2)	86,800	7,942
		17,461

Utilities—49.7%
Alliant Energy Corp.(2)	66,363	4,752
	Shares	Value

Utilities—continued
CenterPoint Energy, Inc.(2)	126,997	$5,367
Constellation Energy Corp.(2)	7,103	2,044
Dominion Energy, Inc.	74,338	4,976
DTE Energy Co.(2)	33,367	4,767
Duke Energy Corp.(2)	44,772	5,495
E.ON SE(2)	231,520	4,915
EDP S.A.(2)	767,291	3,908
Entergy Corp.(2)	93,348	10,180
Evergy, Inc.(2)	88,351	7,248
Guangdong Investment Ltd. (Hong Kong)	3,976,000	4,236
Iberdrola S.A.	292,396	6,650
Kansai Electric Power Co., Inc. (The)	289,000	4,238
National Grid plc	447,345	7,202
NextEra Energy, Inc.(2)	198,479	17,270
NiSource, Inc.(2)	174,001	8,042
OGE Energy Corp.(2)	134,588	6,357
Pennon Group plc	765,872	5,322
PG&E Corp.(2)	453,915	7,417
PPL Corp.(2)	161,918	5,730
Redeia Corp. S.A.(2)	229,188	3,938
Sempra (2)	126,372	11,264
Severn Trent plc	120,817	4,832
Southern Co. (The)(2)	137,355	12,644
Southwest Gas Holdings, Inc.(2)	22,036	1,900
Spire, Inc.(2)	44,106	3,628
United Utilities Group plc	308,196	5,578
Veolia Environnement S.A.(2)	101,866	4,127
WEC Energy Group, Inc.(2)	37,002	4,109
Xcel Energy, Inc.(2)	129,113	10,264
		188,400

Total Common Stocks (Identified Cost $335,858)		388,701

Exchange-Traded Fund—0.2%
State Street SPDR Bloomberg High Yield Bond ETF(15)	7,781	753
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
Value

Total Exchange-Traded Fund (Identified Cost $748)	753

Total Long-Term Investments—140.6% (Identified Cost $480,834)	$532,701

TOTAL INVESTMENTS—140.6% (Identified Cost $480,834)	$532,701
Other assets and liabilities, net—(40.6)%	(153,887)
NET ASSETS—100.0%	$378,814

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $283,992.
(3)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At May 31, 2026, these
securities amounted to a value of $76,744 or
20.3% of net assets.

(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of May 31, 2026.
(7)
Variable rate security. Rate disclosed is as of
May 31, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(8)	No contractual maturity date.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Amount is less than $500 (not in thousands).
(11)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(12)	This loan will settle after May 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
As of May 31, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition Co. IV LLC, 11/06/31	$97	$99	$99	$— (1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$5,383	$—	$5,383	$—
Foreign Government Securities	21,708	—	21,708	—
Mortgage-Backed Securities	34,070	—	34,070	—
Asset-Backed Securities	19,799	—	19,799	—
Corporate Bonds and Notes	50,229	—	50,126	103
Leveraged Loans	11,753	—	11,684	69
Equity Securities:
Preferred Stock	305	—	305	—
Common Stocks	388,701	388,508	—	193 (1)
Exchange-Traded Fund	753	753	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	—	—	— (2)	—
Total Investments	$532,701	$389,261	$143,075	$365

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $121 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $127 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended May 31, 2026.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026
(Reported in thousands except shares and per share amounts)

	Global Multi-Sector Income Fund	Stone Harbor Emerging Markets Income Fund	Total Return Fund Inc.
Assets
Investment in securities at value(1)	$128,185	$196,820	$532,701
Foreign currency at value(2)	—	1,835	—
Cash	1,648	3,736	5,749
Receivables
Investment securities sold	216	1,984	5,043
Dividends and interest	1,697	3,986	2,642
Unrealized appreciation on unfunded loan commitment(3)	— (a)	—	— (a)
Tax reclaims	—	30	333
Prepaid Trustees’/Directors’ retainer	— (a)	1	2
Prepaid expenses and other assets (Note 4)	57	217	237
Total assets	131,803	208,609	546,707
Liabilities
Due to custodian	—	—	— (a)
Borrowings (Note 8)	39,200	43,210	158,900
Payables
Investment securities purchased	1,067	1,633	7,624
Interest on borrowings (Note 8)	184	153	634
Investment advisory fees (Note 4)	105	170	322
Trustee/Director deferred compensation plan (Note 4)	52	11	220
Professional fees	30	37	58
Administration and accounting fees	23	30	63
Other accrued expenses	15	25	72
Total liabilities	40,676	45,269	167,893
Net Assets	$91,127	$163,340	$378,814
Net Assets Consist of:
Common stock (Note 10)	$—	$32	$50
Capital paid on shares of beneficial interest	131,944	383,087	315,449
Total distributable earnings (accumulated losses)	(40,817)	(219,779)	63,315
Net Assets	$91,127	$163,340	$378,814
Common Shares Outstanding	11,313,094	32,174,183	49,993,603
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
May 31, 2026
(Reported in thousands except shares and per share amounts)
	Global Multi-Sector Income Fund	Stone Harbor Emerging Markets Income Fund	Total Return Fund Inc.
Net Asset Value Per Share(4)	$8.05	$5.08	$7.58
(1) Investment in securities at cost	$127,326	$186,581	$480,834
(2) Foreign currency at cost	$—	$1,826	$—

(3)	See Note 2l in Notes to Financial Statements.
(4)	Net Asset Value Per Share is calculated using unrounded net assets.
(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2026
($ reported in thousands)

	Global Multi-Sector Income Fund	Stone Harbor Emerging Markets Income Fund
Investment Income
Interest	$4,109	$9,257
Dividends	58	70
Foreign taxes withheld	—	(23)
Total investment income	4,167	9,304
Expenses
Investment advisory fees	622	997
Administration and accounting fees	79	114
Professional fees	22	30
Printing fees and expenses	16	22
Custodian fees	7	12
Transfer agent fees and expenses	6	6
Trustees’/Directors’ fees and expenses	3	5
Miscellaneous expenses	23	27
Total expenses before interest expense	778	1,213
Interest expense on borrowings (Note 8)	892	866
Total expenses after interest expense	1,670	2,079
Net investment income (loss)	2,497	7,225
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	723	5,550
Foreign currency transactions	1	394
Foreign capital gains tax	—	(4)
Forward foreign currency exchange contracts	—	(5)
Swaps	—	180
Net change in unrealized appreciation (depreciation) on:
Investments	(446)	3,066
Foreign currency transactions	— (a)	(7)
Swaps	—	(149)
Net realized and unrealized gain (loss) on investments	278	9,025
Net increase (decrease) in net assets resulting from operations	$2,775	$16,250

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED May 31, 2026
($ reported in thousands)

Total Return Fund Inc.
Investment Income
Dividends	$7,317
Interest	4,400
European Union tax reclaims	69
Foreign taxes withheld	(471)
Total investment income	11,315
Expenses
Investment advisory fees	1,868
Administration and accounting fees	286
Printing fees and expenses	131
Transfer agent fees and expenses	48
Professional fees	32
Custodian fees	13
Trustees’/Directors’ fees and expenses	12
European Union tax reclaim fees	9
Miscellaneous expenses	53
Total expenses before interest expense	2,452
Interest expense on borrowings (Note 8)	3,601
Total expenses after interest expense	6,053
Net investment income (loss)	5,262
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	19,657
Foreign currency transactions	(65)
Net change in unrealized appreciation (depreciation) on:
Investments	5,956
Foreign currency transactions	(8)
Net realized and unrealized gain (loss) on investments	25,540
Net increase (decrease) in net assets resulting from operations	$30,802
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)

	Global Multi-Sector Income Fund
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$2,497	$5,328
Net realized gain (loss)	724	(2,198)
Net change in unrealized appreciation (depreciation)	(446)	5,267
Increase (decrease) in net assets resulting from operations	2,775	8,397
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(5,430)*	(5,516)
Return of capital	—	(5,344)
Dividends and Distributions to Shareholders	(5,430)	(10,860)
Net increase (decrease) in net assets	(2,655)	(2,463)
Net Assets
Beginning of period	93,782	96,245
End of period	$91,127	$93,782

*	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. See Notes to Financial Statements.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)

	Stone Harbor Emerging Markets Income Fund
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$7,225	$14,957
Net realized gain (loss)	6,115	6,306
Net change in unrealized appreciation (depreciation)	2,910	6,129
Increase (decrease) in net assets resulting from operations	16,250	27,392
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(11,549)*	(15,452)
Return of capital	—	(6,758)
Dividends and Distributions to Shareholders	(11,549)	(22,210)
From Capital Share Transactions
Net proceeds from shares issued through at-the-market offering (0 and 2,478,201 shares, respectively) (Note 11)	—	12,413
Reinvestment of distributions resulting in the issuance of common stock (146,450 and 258,272 shares, respectively)	732	1,245
Increase (decrease) in net assets from capital transactions	732	13,658
Net increase (decrease) in net assets	5,433	18,840
Net Assets
Beginning of period	157,907	139,067
End of period	$163,340	$157,907
Supplemental – Other Information Capital share transactions were as follows:
Common shares outstanding at beginning of period	32,027,733	29,291,260
Shares issued through at-the-market offering	—	2,478,201
Reinvestment of distributions resulting in the issuance of common stock	146,450	258,272
Common shares outstanding at end of period	32,174,183	32,027,733

*	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. See Notes to Financial Statements.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)

	Total Return Fund Inc.
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$5,262	$6,793
Net realized gain (loss)	19,592	30,375
Net change in unrealized appreciation (depreciation)	5,948	6,446
Increase (decrease) in net assets resulting from operations	30,802	43,614
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(14,998)*	(33,946)
Dividends and Distributions to Shareholders	(14,998)	(33,946)
From Capital Share Transactions
Payment for tendered shares (Note 10)	(38,814)	(39,739)
Increase (decrease) in net assets from capital transactions	(38,814)	(39,739)
Net increase (decrease) in net assets	(23,010)	(30,071)
Net Assets
Beginning of period	401,824	431,895
End of period	$378,814	$401,824

*
Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. Also refer to the inside front cover for information on the Managed Distribution Plan and see Notes to the
Financial Statements.

See Notes to Financial Statements

STATEMENTS OF CASH FLOWS (Unaudited)
SIX MONTHS ENDED May 31, 2026
($ reported in thousands)

	Global Multi-Sector Income Fund	Stone Harbor Emerging Markets Income Fund
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$2,775	$16,250
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	56,880	81,058
(Increase) Decrease in investment securities sold receivable	9	(1,984)
Purchases of long-term investments	(52,661)	(73,798)
Increase (Decrease) in investment securities purchased payable	82	1,633
Net (purchases) or sales of short-term investments	(474)	(2,160)
Net change in unrealized (appreciation)/depreciation on long-term investments	446	(3,066)
Net realized (gain)/loss on investments	(723)	(5,550)
Net realized (gain)/loss on sales of investments from changes in the foreign exchange rates	—	(426)
Amortization of premium and inflation income and accretion of discounts on investments	(223)	(3,310)
(Increase) Decrease in tax reclaims receivable	—	(22)
(Increase) Decrease in dividends and interest receivable	31	62
(Increase) Decrease in prepaid expenses and other assets	(9)	(31)
(Increase) Decrease in prepaid trustees’ retainer	1	—
Increase (Decrease) in interest payable on borrowings	(3)	2
Increase (Decrease) in over-the-counter swaps at value	—	109
Increase (Decrease) in affiliated expenses payable	(8)	9
Increase (Decrease) in non-affiliated expenses payable	(28)	(43)
Cash provided by (used for) operating activities	6,095	8,733
Cash provided (used for) financing activities:
Cash received from borrowings	—	185,030
Cash payments to reduce borrowings	—	(180,439)
Cash distributions paid to shareholders	(5,430)	(10,817)
Cash provided (used for) financing activities:	(5,430)	(6,226)
Net increase/decrease in cash	665	2,507
Restricted and unrestricted cash at beginning of period	983	3,064
Restricted and unrestricted cash at end of period	$1,648	$ 5,571

Supplemental cash flow information:
Reinvestment of dividends and distributions	$—	$732
Cash paid during the period for interest expense on borrowings	$895	$864

See Notes to Financial Statements

STATEMENTS OF CASH FLOWS (Continued)
SIX MONTHS ENDED May 31, 2026
($ reported in thousands)
	Global Multi-Sector Income Fund	Stone Harbor Emerging Markets Income Fund
Reconciliation of restricted and unrestricted cash at the end of period to the statement of assets and liabilities:
Cash	$1,648	$3,736
Foreign currency at value	$—	$1,835
	$1,648	$5,571
See Notes to Financial Statements

STATEMENTS OF CASH FLOWS (Continued)
SIX MONTHS ENDED May 31, 2026
($ reported in thousands)

Total Return Fund Inc.
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$30,802
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	183,451
(Increase) Decrease in investment securities sold receivable	(4,672)
Purchases of long-term investments	(126,379)
Increase (Decrease) in investment securities purchased payable	6,905
Net (purchases) or sales of short-term investments	(28)
Net change in unrealized (appreciation)/depreciation on long-term investments	(5,956)
Net realized (gain)/loss on investments	(19,657)
Return of capital distributions on investments	56
Amortization of premium and accretion of discounts on investments	(157)
Proceeds from litigation settlements	2
(Increase) Decrease in tax reclaims receivable	89
(Increase) Decrease in dividends and interest receivable	(125)
(Increase) Decrease in prepaid expenses and other assets	(21)
Increase (Decrease) in interest payable on borrowings	(38)
Increase (Decrease) in affiliated expenses payable	18
Increase (Decrease) in non-affiliated expenses payable	(373)
Cash provided by (used for) operating activities	63,917
Cash provided (used for) financing activities:
Cash payments to reduce borrowings	(6,000)
Cash distributions paid to shareholders	(14,998)
Due to custodian	— (a)
Payments for tendered shares	(38,814)
Cash provided (used for) financing activities:	(59,812)
Net increase (decrease) in cash	4,105
Cash and foreign currency at beginning of period	1,644
Cash and foreign currency at end of period	$ 5,749
Supplemental cash flow information:
Cash paid during the period for interest expense on borrowings	$ 3,639

Reconciliation of restricted and unrestricted cash at the end of period to the statement of assets and liabilities:
Cash	$ 5,749
$ 5,749

(a) Amount is less than $500 (not in thousands).
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.29	$8.51	$8.45	$8.94	$11.67	$12.55
Income (loss) from investment operations:
Net investment income (loss)(1)	0.22	0.47	0.44	0.40	0.46	0.52
Net realized and unrealized gain (loss)	0.02	0.27	0.58	0.07	(2.23)	(0.32)
Total from investment operations	0.24	0.74	1.02	0.47	(1.77)	0.20
Dividends and Distributions to Shareholders:
Net investment income	(0.48)	(0.49)	(0.45)	(0.41)	(0.46)	(0.52)
Return of capital	—	(0.47)	(0.51)	(0.55)	(0.50)	(0.56)
Total dividends and distributions to shareholders	(0.48)	(0.96)	(0.96)	(0.96)	(0.96)	(1.08)
Net asset value, end of period	$8.05	$8.29	$8.51	$8.45	$8.94	$11.67
Market value, end of period(2)	$7.48	$7.85	$8.06	$7.35	$8.12	$11.56
Total return, net asset value(3), (4)	3.45%	10.04%	13.92%	7.19%	(14.70)%	1.76%
Total return, market value(3), (4)	1.38%	10.02%	24.05%	2.66%	(21.78)%	8.22%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(5), (6)	3.63%	3.98%	4.48%	4.46%	2.76%	2.14%
Ratio of net investment income (loss) to average net assets(5)	5.43%	5.73%	5.16%	4.59%	4.62%	4.28%
Portfolio turnover rate(3)	41%	90%	80%	57%	44%	54%
Net assets, end of period (000’s)	$91,127	$93,782	$96,245	$95,578	$101,164	$132,058
Borrowings, end of period (000’s)	$39,200	$39,200	$43,000	$43,000	$45,400	$52,500
Asset coverage, per $1,000 principal amount of borrowings(7)	$3,325	$3,392	$3,238	$3,223	$3,228	$3,515

(1)	Calculated using average shares outstanding.
(2)	Closing Price – New York Stock Exchange.
(3)	Not annualized for periods less than one year.
(4)
Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic
Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.

(5)	Annualized for periods less than one year.
(6)
Ratio of total expenses, before interest expense on borrowings, was 1.69% for the six months ended
May 31, 2026; 1.70%, 1.74%, 1.71%, 1.74% and 1.74% for the years ended November 30, 2025, 2024,
2023, 2022 and 2021, respectively.

(7)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$4.93	$4.75	$4.26	$4.17	$6.24	$7.04
Income (loss) from investment operations:
Net investment income (loss)(1)	0.23	0.48	0.45	0.47	0.52	0.60
Net realized and unrealized gain (loss)	0.28	0.40	0.76	0.34	(1.87)	(0.52)
Total from investment operations	0.51	0.88	1.21	0.81	(1.35)	0.08
Dividends and Distributions to Shareholders:
Net investment income	(0.36)	(0.50)	(0.72)	(0.66)	(0.09)	(0.57)
Return of capital	—	(0.22)	— (2)	(0.06)	(0.63)	(0.31)
Total dividends and distributions to shareholders	(0.36)	(0.72)	(0.72)	(0.72)	(0.72)	(0.88)
Accretion on net asset value as a result of at-the-market share issuance (Note 11)	—	0.02	— (2)	—	—	—
Net asset value, end of period	$5.08	$4.93	$4.75	$4.26	$4.17	$6.24
Market value, end of period	$5.40	$4.92	$5.02	$4.38	$4.24	$6.65
Total return, net asset value(3), (4)	10.70%	20.83%	30.38%	21.20%	(22.31)%	0.36%
Total return, market value(3), (4)	17.89%	13.68%	32.71%	22.14%	(25.98)%	0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(5), (6)	2.60%	3.13%(7)	3.28%(7)	3.70%(8)	2.95%	2.37%
Ratio of net investment income (loss) to average net assets(5)	9.03%	10.19%	9.84%	11.21%(8)	10.55%	8.57%
Portfolio turnover rate(3)	39%	58%	69%	76%	37%	47%
Net assets, end of period (000’s)	$163,340	$157,907	$139,067	$73,906	$71,293	$105,134
Borrowings, end of period (000’s)	$43,210	$38,619	$49,554	$14,172	$28,600	$45,481
Asset coverage, per $1,000 of borrowings(9)	$4,780	$5,089	$3,806	$6,215	$3,493	$3,312

(1)	Calculated using average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)
Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic
Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.

(5)	Annualized for periods less than one year.
See Notes to Financial Statements

STONE HARBOR EMERGING MARKETS INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(6)
 Ratio of total expenses before interest expense to average net assets was 1.51% for the six months ended
May 31, 2026, and 1.59%, 1.60%, 2.11%, 2.03% and 1.96% for the years ended November 30, 2025,
2024, 2023, 2022 and 2021, respectively.

(7)	The Fund was under its expense limitation.
(8)
The Fund incurred some non-recurring reorganization expenses in 2023.  When excluding these costs, the ratio of total expenses after interest expense to average net assets would be 3.33% and the ratio of net investment income to average net assets would be 11.58%.

(9)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.23	$7.00	$6.26	$7.52	$8.92	$9.31
Income (loss) from investment operations:
Net investment income (loss)(1)	0.10	0.12	0.13	0.13	0.19	0.22
Net realized and unrealized gain (loss)	0.54	0.69	1.19	(0.52)	(0.37)	0.35
Total from investment operations	0.64	0.81	1.32	(0.39)	(0.18)	0.57
Dividends and Distributions to Shareholders:
Net investment income and capital gains	(0.30)	(0.60)	(0.14)	(0.14)	(0.47)	(0.24)
Return of capital	—	—	(0.46)	(0.73)	(0.49)	(0.72)
Total dividends and distributions to shareholders	(0.30)	(0.60)	(0.60)	(0.87)	(0.96)	(0.96)
Fund Share Transactions (Note 10)
Dilutive effect on net asset value as a result of rights offering(2)	—	—	—	— (3)	(0.26)	—
Anti-dilutive impact of tender offer (Note 10)	0.01	0.02	0.02	—	—	—
Net asset value, end of period	$7.58	$7.23	$7.00	$6.26	$7.52	$8.92
Market value, end of period(4)	$6.67	$6.62	$6.23	$5.38	$6.95	$9.37
Total return, net asset value(5), (6)	9.62%	13.76%	24.24%	(3.96)%	(1.45)%	6.36%
Total return, market value(5), (6)	5.35%	17.03%	28.66%	(10.69)%	(16.43)%(7)	23.68%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(8), (9)	3.23%	3.67%(10)	4.02%(10)	3.87%	2.26%	1.73%
Ratio of net investment income (loss) to average net assets(8)	2.81%	1.75%(10)	2.01%(10)	1.99%	2.30%	2.34%
Portfolio turnover rate(5)	24%	53%	59%	36%	47%	44%
Net assets, end of period (000’s)	$378,814	$401,824	$431,895	$429,176	$515,679	$426,461
Borrowings, end of period (000’s)	$158,900	$164,900	$168,300	$187,000	$207,000	$159,750
Asset coverage, per $1,000 principal amount of borrowings(11)	$3,384	$3,437	$3,566	$3,295	$3,491	$3,670

(1)	Calculated using average shares outstanding.
(2)	Shares were sold at a 5% discount from a 5-day average market price from 9/12/22 to 9/16/22.
(3)	Amount is less than $0.005 per share.
(4)	Closing Price – New York Stock Exchange.
(5)	Not annualized for periods less than one year.
See Notes to Financial Statements

TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(6)
Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purpose of this calculation, to be reinvested at prices under the Fund’s Automatic
Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for beginning and ending values.

(7)	Total return on market value includes the dilutive effect of the 2022 rights offering. Without this effect, the total market return would have been (16.12%).
(8)	Annualized for periods less than one year.
(9)
Ratio of total expenses, before interest expense on borrowings, was 1.31% for the six months ended
May 31, 2026, and 1.46%, 1.41%, 1.31%, 1.32%, and 1.34% for the years ended November 30, 2025,
2024, 2023, 2022 and 2021, respectively

(10)
The Fund incurred certain non-recurring tender offer costs in 2025 and 2024. When excluding these costs, the ratio of total expenses to average net assets would be 3.51% and 3.92% respectively, and the ratio of net investment income (loss) to average net assets would be 1.91% and 2.11% respectively.

(11)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026
Note 1. Organization
Global Multi-Sector Income Fund, Stone Harbor Emerging Markets Income Fund, and Total Return Fund Inc. (each, a “Fund” and, collectively, the “Funds”) are closed-end, management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Global Multi-Sector Income Fund is diversified and was formed as a statutory trust under the laws of the State of Delaware on August 23, 2011. Stone Harbor Emerging Markets Income Fund is non-diversified and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on September 10, 2010. Total Return Fund Inc. is diversified and was incorporated under the laws of the State of Maryland on July 21, 1988. Each Fund’s investment objective is outlined in the respective Manager’s Discussion of Fund Performance pages. There is no guarantee that the Funds will achieve their respective investment objective.
Note 2. Significant Accounting Policies
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Boards of Trustees/Directors (the “Board”) have designated Virtus Investment Advisers, LLC (the “Adviser”), as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 –  prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from real estate investment trusts (“REITs”) is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation).
If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
Each Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
The Funds declare distributions on a monthly basis. Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
Total Return Fund Inc. has a Managed Distribution Plan which currently provides for the Fund to make a monthly distribution of $0.05 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.
Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital.
E.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
F.
Credit Linked Notes
Stone Harbor Emerging Markets Income Fund may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
G.
Payment-In-Kind Securities
The Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and forward commitment securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.
Leveraged Loans
The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to a Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
K.
Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, and are inclusive of dollar denominated cash, foreign currency, cash collateral pledged for swaps, and cash pledged as collateral for reverse repurchase agreements.
L.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess the Funds’ performance. Each Fund is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of each Fund’s Board of Trustees, management of the Funds’ Investment Adviser acts as the respective Fund’s CODM. The CODM monitors each Fund’s operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s financial statements. Adoption

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
of the new standard impacted each Fund’s financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by Stone Harbor Emerging Markets Income Fund.
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized appreciation or depreciation. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal year ended May 31, 2026, Stone Harbor Emerging Markets Income Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after a Fund’s Schedule of Investments.
B.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
C.
Swaps
A Fund enters into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected in the Statements of Assets and Liabilities as “Over-the-counter swaps at value” and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between a Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after a Fund’s Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated in the Schedule of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as “Cash collateral pledged for swaps.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (“CDS”) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. A Fund may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
During the six months ended May 31, 2026, Stone Harbor Emerging Markets Income Fund utilized single name CDS to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended May 31, 2026:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Income Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(5)
Swaps	Credit contracts	180
Total		$175
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	Credit contracts	$(149)
Total		$(149)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by Stone Harbor Emerging Markets Income Fund for the six months ended May 31, 2026.

Forward Foreign Currency Exchange Purchase Contracts(1)	$823
Credit Default Swap Contracts - Sell Protection(1)	3,733

(1)	Average notional amount.
D.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC purchased options, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate a Fund, and not the counterparty to perform.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to a Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause a Fund to accelerate payment of any net liability owed to the counterparty.
E.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
For financial reporting purposes, a Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily total managed assets of each Fund. “Managed Assets” is defined as the average daily value of the total assets of each Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
Fund	Advisory Fee
Global Multi-Sector Income Fund	0.95%
Stone Harbor Emerging Markets Income Fund	1.00 *
Total Return Fund Inc.	0.70
*Provided the Advisory Fee does not exceed 1.50% of the Fund’s net assets.
B.
Subadvisers
The subadvisers are responsible for the day-to-day portfolio management of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Global Multi-Sector Income Fund	Newfleet(1)
Stone Harbor Emerging Markets Income Fund	SHIP(2)
Total Return Fund Inc. (Equity Portfolio)	DPIM(3)
Total Return Fund Inc. (Fixed Income Portfolio)	Newfleet(1)

(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Stone Harbor Investment Partners (“SHIP”), a division of VFIA.
(3)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
C.
Expense Limitation
For the period December 1, 2025 through April 10, 2026, the Adviser contractually agreed to limit Stone Harbor Emerging Markets Income Fund’s annual total operating expenses, subject to the exclusions listed below, so that such expenses did not exceed, on an annualized basis, 0.58% of average daily net assets. The expense limitation was discontinued effective April 11, 2026.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
For the period the expense limitation was in effect, the exclusions included investment advisory fees, interest, any other fees or expenses relating to financial leverage, preferred shares (such as dividends on preferred shares, auction agent fees and commissions and rating agency fees) or borrowing (such as interest, commitment, amendment and renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), costs related to share offerings, brokerage commissions, expenses incurred in connection with any merger or reorganization, underlying fund expenses and dividend expenses, if any (each expressed as a percentage of average daily net assets attributable to common shares).
From December 1, 2025 through April 10, 2026, Stone Harbor Emerging Markets Income Fund’s expenses were below its expense limitation.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. Stone Harbor Emerging Markets Income Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement.
During the six months ended May 31, 2026, the Adviser did not recapture reimbursed expenses or waived fees as there were no reimbursed expenses or waivers available to recapture.
E.
Administration Services
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Funds. For the services provided by the administrator under the administration agreement, the Funds pay the administrator an asset-based fee calculated on each Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the six months ended May 31, 2026, the Funds incurred administration fees totaling $432 which are included in the Statements of Operations within the line item “Administration and accounting fees.”
F.
Trustees’/Directors’ Fees
For the six months ended May 31, 2026, the Funds incurred independent Trustees’/Directors’ fees totaling $20 which are included in the Statements of Operations within the line item “Trustees’/Directors’ fees and expenses.” No remuneration was paid to the officers or affiliated Trustee/Director.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers),

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended May 31, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.
Trustees/Director Deferred Compensation Plan
The Funds provide a deferred compensation plan for its Trustees/Directors who receive compensation from the Funds. Under the deferred compensation plan, Trustees/Directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by each Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees/Directors. Investments in such instruments are included in “Prepaid expenses and other assets” in the Statements of Assets and Liabilities at May 31, 2026.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and certain derivatives) during the six months ended May 31, 2026, were as follows:
	Purchases	Sales
Global Multi-Sector Income Fund	$46,995	$51,710
Stone Harbor Emerging Markets Income Fund	71,834	81,058
Total Return Fund Inc.	117,786	178,238
Purchases and sales of long-term U.S. government and agency securities during the six months ended May 31, 2026, were as follows:
	Purchases	Sales
Global Multi-Sector Income Fund	$5,666	$5,170
Stone Harbor Emerging Markets Income Fund	1,964	—
Total Return Fund Inc.	8,593	5,213

Note 6. Federal Income Tax Information
($ reported in thousands)
At May 31, 2026, the approximate cost basis and aggregate unrealized appreciation (depreciation) of investments and other financial instruments held by the Funds for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Multi-Sector Income Fund	$127,578	$3,253	$ (2,646)	$607

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stone Harbor Emerging Markets Income Fund	$143,432	$15,608	$(5,430)	$10,178
Total Return Fund Inc.	481,123	67,367	(15,789)	51,578
The Funds have capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended November 30, 2025, the Funds’ capital loss carryovers are as follows:

Fund	Short-Term	Long-Term
Global Multi-Sector Income Fund	$8,223	$30,535
Stone Harbor Emerging Markets Income Fund	90,906	140,455
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Funds and their investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of the Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of each Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Funds from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact each Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of each Fund’s assets. The securities of the Funds may be deemed to have a zero value. The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If the Funds are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect each Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Funds invest a significant portion of its assets in a particular emerging market, the Funds will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Funds as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
The Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Funds, positive or negative, than if the Funds did not concentrate their investments in such sectors.
At May 31, 2026, Total Return Fund Inc. held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Utilities	36%
Stone Harbor Emerging Markets Income Fund leverages its portfolio through entering into reverse repurchase agreements. Global Multi-Sector Income Fund and Total Return Fund Inc. borrow through their margin financing facility for the purpose of leveraging their portfolio. While leverage presents opportunities for increasing each Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Funds would be magnified to the extent the Funds are leveraged.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
As of May 31, 2026, Stone Harbor Emerging Markets Income Fund has amounts related to prior investments in Russian securities that are held in an account subject to U.S. sanctions administered by the Office of Foreign Assets Control (“OFAC”). The OFAC accounts are custodied by a domestic bank and is in the name of the Fund; however, the Fund does not have the ability to access the balances. Due to the uncertainty regarding the timing and recovery, including the impact of ongoing sanctions, the Fund has determined that the value of these amounts is zero as of period end. The amounts, prior to these adjustments, are noted in the chart below. Any future recovery value of these amounts will be realized if, and when, sanctions are lifted and the cash becomes accessible to the Fund.
Fund	Amount
Virtus Stone Harbor Emerging Markets Income Fund
USD	251
EUR	46
Note 8. Borrowings
($ reported in thousands)
Margin Financing
Global Multi-Sector Income Fund has a Master Margin Loan Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $50,000 (the “Commitment Amount”). Borrowings under the Agreement are covered by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including posting collateral. If the Fund is required to repay immediately, in part or in full, the borrowed sum, it may necessitate the sale of securities at potentially inopportune times. Interest is charged at Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed, and commitment fees are charged on the undrawn balance if less than 75% of the Commitment Amount is borrowed at a given time.
For the six months ended May 31, 2026, the Fund had average borrowings of $39,200 with an average interest rate of 4.50%. Interest fees accrued for the six months ended May 31, 2026 were $892 and are included in the “Interest expense on borrowings” line of the Statements of Operations. The carrying value approximates the fair value of the borrowing at May 31, 2026.
Outstanding Borrowings	Interest Rate
$39,200	4.47%
Total Return Fund Inc. has a Master Margin Loan Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $200,000 (the “Commitment Amount”). Cash borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest is charged at the OBFR plus an additional percentage rate on the amount borrowed, and commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is borrowed at a given time. For the six months ended May 31, 2026, the Fund had average borrowings of $159,164 with an average interest rate of 4.48%. For

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
the same period, the interest expense related to the borrowings amounted to $3,601 and is included with in the “Interest expense on borrowings” line in the Statements of Operations. The carrying value approximates fair value of the borrowing at May 31, 2026.
At May 31, 2026, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$158,900	4.45%
Reverse Repurchase Agreements
Stone Harbor Emerging Markets Income Fund may borrow from banks and other financial institutions and may also borrow additional funds by entering into reverse repurchase agreements or the issuance of debt securities (collectively, “Borrowings”) in an amount that does not exceed 33 1/3% of the Fund’s Managed Assets (defined in Note 4) immediately after such transactions. It is possible that following such Borrowings, the assets of the Fund will decline due to market conditions such that this 33 1/3% limit will be exceeded. In that case, the leverage risk to Common Shareholders will increase.
In a reverse repurchase agreement, the Fund delivers a security to a financial institution, the counterparty, in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability in the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. The segregated assets are found on the Fund’s Schedule of Investments as full or partially pledged securities. The total amount of securities pledged at May 31, 2026 was $53,492. As all agreements can be terminated by either party on demand, face value approximates fair value at May 31, 2026. For the six months ended May 31, 2026, the average amount of reverse repurchase agreements outstanding was $39,381 at a weighted average interest rate of 4.35%.
The following table indicates the total amount of reverse repurchase agreements, reconciled to gross liability as of May 31, 2026:
Overnight & Continuous

Sovereign Debt Obligations	$30,955
Corporate Bonds	12,255
Total	$43,210

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
Note 9. Indemnifications
Under the Funds’ organizational documents, the Funds, Trustees/Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 10. Capital Shares and Capital Transactions
At May 31, 2026, Global Multi-Sector Income Fund has one class of common stock with no par value of which unlimited shares are authorized and 11,313,094 shares are outstanding.
At May 31, 2026, Stone Harbor Emerging Markets Income Fund has one class of common stock with $0.001 par value of which unlimited shares are authorized and 32,174,183 shares are outstanding.
At May 31, 2026, Total Return Fund Inc. had one class of common stock, par value $0.001 per share, of which 500,000,000 shares are authorized and 49,993,603 shares are outstanding.
On March 11, 2024, Total Return Fund Inc. announced that its Board had approved two conditional tender offers. On January 7, 2025, Total Return Fund Inc. announced the commencement of the first conditional tender offer: a 10% tender offer (6,172,049 shares) at a price equal to 98% of the Fund’s NAV per share as of the close of regular trading on the day the tender offer expired. The tender offer expired February 6, 2025. Total Return Fund Inc. purchased the maximum number of shares covered by the offer price of $6.4386 per share, which represented a price equal to 98% of the NAV per share as of the close of trading on the NYSE on February 6, 2025. As a result of the tender offer, $39,739 (reported in thousands) was distributed to shareholders and there was an accretion of $0.02 to the NAV per share of all the outstanding shares after the close of the tender offer.
On November 3, 2025, Total Return Fund Inc. announced the commencement of the second conditional tender offer, a 10% tender offer (5,554,844 shares) at a price equal to 98% of the Fund’s NAV per share as of the close of regular trading on the day the tender offer expired. The tender offer expired December 3, 2025. Total Return Fund Inc. purchased the maximum number of shares covered by the offer price of $6.9874, which represented a price equal to 98% of the NAV per share as of the close of trading on the NYSE on December 3, 2025. As a result of the tender offer, $38,814 (reported in thousands) was distributed to shareholders and there was an accretion of $0.01 to the NAV per share of all outstanding shares after the close of the tender offer.
Note 11. Offering of Common Shares
($ reported in thousands)
Stone Harbor Emerging Markets Income Fund has an effective shelf registration statement offering up to $80,000 common shares of beneficial interest, par value $0.001 (“common shares”) (the “Offering”). The common shares may be offered and sold directly to purchasers, through at-the-market offerings using a distributor, or through a combination of these methods. Stone Harbor Emerging Markets Income Fund entered into an agreement with Foreside Fund Services, LLC to serve as the Fund’s distributor (“Distributor”). The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
Distributor entered into a sub-placement agent agreement with UBS Securities LLC. Initial costs incurred in connection with the Offering are recorded as “Prepaid expenses” in the Statements of Assets and Liabilities. As shares are sold, the portion of the costs attributed to the shares sold are amortized.
For the fiscal year ended November 30, 2025, Stone Harbor Emerging Markets Income Fund issued 2,478,201 shares, resulting in net proceeds $12,445 and amortized $33 in offering costs recorded as a reduction in paid in surplus on common shares. For the period ended May 31, 2026, there were no shares issued.
Note 12. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At May 31, 2026, the Funds did not hold any securities that were restricted.
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Funds and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of this ASU.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.
On June 3, 2026, Total Return Fund announced an increase to the monthly distribution rate from $0.05 per share to $0.055 per share, an increase of 10%, effective with the June distribution.
On July 2, 2026, Stone Harbor Emerging Markets Income Fund announced that James E. Craige, CFA, will step down as a portfolio manager of the Fund effective December 31, 2026. Darin Batchman, Richard Lange, and Stuart Sclater-Booth will continue to serve as portfolio managers of the Fund and remain responsible for the implementation of the Fund’s investment strategy. Steffen Reichold, Ph.D., who joined Stone Harbor in 2009 and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026
serves as a portfolio manager and emerging markets economist, was added as a portfolio manager of the Fund effective July 2, 2026.

CERTIFICATION
Each Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. Each Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Dividend Reinvestment Plan offers shareholders of Stone Harbor Emerging Markets Income Fund a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Dividend Reinvestment Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Dividend Reinvestment Plan.
The Automatic Reinvestment and Cash Purchase Plan and Dividend Reinvestment Plan (the “Plan”) offers shareholders of Global Multi-Sector Income Fund and Total Return Fund, a convenient way to acquire additional shares of the Funds. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by each Fund’s Board. You may obtain a description of these procedures, along with information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

THIS PAGE INTENTIONALLY BLANK.

Virtus Global Multi-Sector Income Fund
Virtus Stone Harbor Emerging Markets Income Fund
Virtus Total Return Fund Inc.

101 Munson Street
Greenfield, MA 01301-9668
Board of Trustees/Directors
Connie D. McDaniel, Chair of the Board of Trustees/Directors
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Timothy Branigan, Vice President and Chief Compliance Officer
Kathryn L. Santoro, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Nikita Thaker, Vice President, Controller and Assistant Treasurer
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
How to Contact Us
Shareholder Services1-866-270-7788
Websitewww.Virtus.com
Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8524 07-26

(b)	Not applicable

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable for Closed-End Management Investment Companies.

(b)	Not applicable for Closed-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for Closed-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for Closed-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for Closed-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
December 2025	5,554,844	$6.9874	5,554,844	None
January 2026	None	$0.00	None	None
February 2026	None	$0.00	None	None
March 2026	None	$0.00	None	None
April 2026	None	$0.00	None	None

May 2026	None	$0.00	None	None

Total	5,554,844	$6.9874	5,554,844	None

On November 3, 2025, the Registrant announced the commencement of its second conditional tender offer: a 10% tender offer (5,554,844 shares) at a price equal to 98% of the Registrant’s NAV per share as of the close of regular trading on the day the tender offer expired. The tender offer expired December 3, 2025. The Registrant purchased the maximum number of shares covered by the offer at a price of $6.9874. As a result of the tender offer, $38,814 (reported in thousands) was distributed to shareholders and there was accretion of $0.01 per share to the NAV after the close of the tender offer. No additional share purchases occurred during the period.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid from December 1, 2025 through May  31, 2026 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on November 17, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date August 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date August 5, 2026

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date August 5, 2026

* Print the name and title of each signing officer under his or her signature.